UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
190 Middle Street
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2025 – March 31, 2026
ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Annual Shareholder Report - March 31, 2026

Tributary Balanced Fund

FOBAX

: Institutional Class

Fund Overview

This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	0.92%

How did the Fund perform in the last year?

For the fiscal year ended March 31, 2026, the Tributary Balanced Fund returned 10.02% (Institutional Class),  underperforming the +12.54% benchmark return. There were two primary drivers of relative performance. Individual bond holdings gained +4.55%, ahead of the Barclays Capital U.S. Intermediate Index +4.41% return. Individual stock holdings returned +15.61%, lagging the Russell 3000 Index's +18.09% return.

In fixed income, the largest driver of relative returns was the yield advantage, primarily from the Fund’s overweight exposure to non-agency securitized product. The modest lower-quality bias and overweight allocation to corporate credits also added to returns. In sector allocation, the Fund remains underweight U.S. government bonds and overweight the non-agency securitized sectors. Over the last year, we added positions in high-quality corporate names including AptarGroup, Paychex, Amazon and Airbnb when primary market conditions proved favorable. The Fund maintains a high-quality portfolio with a weighted average credit rating of Aa3.

In equities, the communication services, energy and consumer staples sectors contributed to relative returns. The best performing stocks included Mastec, Corning and Nvidia. The information technology, financials and materials sectors hurt relative performance. The bottom three stock detractors from performance include Fiserv, Broadcom and Brown & Brown. The corporate profit outlook continues to climb. Higher oil prices and interest rates, however, are a risk to the favorable outlook. As a result, the equity team moderated the magnitude of the offensive tilt in the equity allocation. We believe our diversified equity holdings are well positioned due to their favorable profit outlook and reasonable relative valuation metrics.

Fixed income remains attractive on a valuation basis as compared to equities with the yield-to-maturity in the bond portfolio of 4.5%. We expect the defensive part of the Fund holdings will likely generate solid returns in the upcoming year. Equity valuations are somewhat elevated with the Russell 3000 P/E of 19.47x at the end of March. We ended the year slightly below the midpoint in asset allocation with Fund’s stock exposure 59.1% as of March 31st. We continue to closely monitor the changing economic and market environment and will further adjust Fund allocations as warranted.

Total Return Based on a $10,000 Investment

Institutional Class
Russell 3000 Index
Bloomberg U.S. Intermediate Government/Credit Bond Index
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$36,157
$24,080
$22,443
$12,236
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Class	Russell 3000 Index	Bloomberg U.S. Intermediate Government/Credit Bond Index	Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
3/16	$10,000	$10,000	$10,000	$10,000
6/16	$10,114	$10,263	$10,158	$10,222
9/16	$10,263	$10,714	$10,175	$10,497
12/16	$10,308	$11,165	$9,964	$10,677
3/17	$10,771	$11,807	$10,042	$11,076
6/17	$11,027	$12,163	$10,137	$11,318
9/17	$11,283	$12,719	$10,198	$11,655
12/17	$11,746	$13,525	$10,177	$12,086
3/18	$11,682	$13,438	$10,078	$11,999
6/18	$11,975	$13,960	$10,078	$12,278
9/18	$12,506	$14,955	$10,100	$12,810
12/18	$11,499	$12,816	$10,267	$11,779
3/19	$12,525	$14,616	$10,505	$12,873
6/19	$12,953	$15,214	$10,777	$13,340
9/19	$13,260	$15,391	$10,924	$13,510
12/19	$13,994	$16,791	$10,965	$14,260
3/20	$12,335	$13,282	$11,228	$12,553
6/20	$13,955	$16,207	$11,544	$14,328
9/20	$14,667	$17,700	$11,615	$15,158
12/20	$15,763	$20,298	$11,671	$16,517
3/21	$16,217	$21,587	$11,453	$17,016
6/21	$17,213	$23,365	$11,566	$17,920
9/21	$17,166	$23,342	$11,569	$17,916
12/21	$18,339	$25,507	$11,503	$18,868
3/22	$17,296	$24,161	$10,984	$17,942
6/22	$15,529	$20,126	$10,724	$15,947
9/22	$14,807	$19,227	$10,395	$15,344
12/22	$15,579	$20,608	$10,555	$16,116
3/23	$16,495	$22,088	$10,801	$16,961
6/23	$17,468	$23,940	$10,714	$17,754
9/23	$16,925	$23,161	$10,624	$17,353
12/23	$18,314	$25,957	$11,109	$18,927
3/24	$19,493	$28,558	$11,092	$20,042
6/24	$20,147	$29,476	$11,163	$20,485
9/24	$20,922	$31,313	$11,628	$21,592
12/24	$20,878	$32,137	$11,442	$21,801
3/25	$20,400	$30,620	$11,719	$21,396
6/25	$21,620	$33,985	$11,915	$22,946
9/25	$22,773	$36,764	$12,095	$24,202
12/25	$23,025	$37,647	$12,239	$24,667
3/26	$22,443	$36,157	$12,236	$24,080

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Class	10.02%	6.72%	8.42%
Russell 3000 Index	18.09%	10.87%	13.72%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.41%	1.33%	2.04%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	12.54%	7.19%	9.19%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$78,590,226
# of Portfolio Holdings	206
Portfolio Turnover Rate	21%
Investment Advisory Fees (Net of fees waived)	$307,125

Sector Weightings

(% total investments)

Table Summary
Value	Value
Information Technology	19.7%
Government Securities	14.8%
Financials	11.7%
Consumer Discretionary	8.1%
Industrials	7.2%
Communication Services	6.3%
Asset Backed Securities	6.1%
Health Care	5.3%
Consumer Staples	4.2%
Short-Term Investments	3.2%
Energy	3.1%
Non-Agency Commercial Mortgage Backed Securities	2.6%
Utilities	2.1%
Real Estate	1.6%
Non-Agency Residential Mortgage Backed Securities	1.4%
U.S. Government Mortgage Backed Securities	1.4%
Materials	1.2%

Top Ten Holdings

(% of net assets)

Table Summary
NVIDIA Corp.	4.68%
U.S. Treasury Note/Bond	4.24%
Apple, Inc.	4.18%
U.S. Treasury Note/Bond	3.93%
Alphabet, Inc., Class C	3.41%
Microsoft Corp.	3.02%
U.S. Treasury Note/Bond	2.62%
Amazon.com, Inc.	2.34%
Broadcom, Inc.	1.95%
Meta Platforms, Inc., Class A	1.71%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FOBAX-26

Annual Shareholder Report - March 31, 2026

Tributary Balanced Fund

FOBPX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$78	0.74%

How did the Fund perform in the last year?

For the fiscal year ended March 31, 2026, the Tributary Balanced Fund returned 10.28% (Institutional Plus Class),  underperforming the +12.54% benchmark return. There were two primary drivers of relative performance. Individual bond holdings gained +4.55%, ahead of the Barclays Capital U.S. Intermediate Index +4.41% return. Individual stock holdings returned +15.61%, lagging the Russell 3000 Index's +18.09% return.

In fixed income, the largest driver of relative returns was the yield advantage, primarily from the Fund’s overweight exposure to non-agency securitized product. The modest lower-quality bias and overweight allocation to corporate credits also added to returns. In sector allocation, the Fund remains underweight U.S. government bonds and overweight the non-agency securitized sectors. Over the last year, we added positions in high-quality corporate names including AptarGroup, Paychex, Amazon and Airbnb when primary market conditions proved favorable. The Fund maintains a high-quality portfolio with a weighted average credit rating of Aa3.

In equities, the communication services, energy and consumer staples sectors contributed to relative returns. The best performing stocks included Mastec, Corning and Nvidia. The information technology, financials and materials sectors hurt relative performance. The bottom three stock detractors from performance include Fiserv, Broadcom and Brown & Brown. The corporate profit outlook continues to climb. Higher oil prices and interest rates, however, are a risk to the favorable outlook. As a result, the equity team moderated the magnitude of the offensive tilt in the equity allocation. We believe our diversified equity holdings are well positioned due to their favorable profit outlook and reasonable relative valuation metrics.

Fixed income remains attractive on a valuation basis as compared to equities with the yield-to-maturity in the bond portfolio of 4.5%. We expect the defensive part of the Fund holdings will likely generate solid returns in the upcoming year. Equity valuations are somewhat elevated with the Russell 3000 P/E of 19.47x at the end of March. We ended the year slightly below the midpoint in asset allocation with Fund’s stock exposure 59.1% as of March 31st. We continue to closely monitor the changing economic and market environment and will further adjust Fund allocations as warranted.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Russell 3000 Index
Bloomberg U.S. Intermediate Government/Credit Bond Index
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$36,157
$24,080
$22,857
$12,236
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Plus Class	Russell 3000 Index	Bloomberg U.S. Intermediate Government/Credit Bond Index	Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
3/16	$10,000	$10,000	$10,000	$10,000
6/16	$10,121	$10,263	$10,158	$10,222
9/16	$10,271	$10,714	$10,175	$10,497
12/16	$10,322	$11,165	$9,964	$10,677
3/17	$10,790	$11,807	$10,042	$11,076
6/17	$11,048	$12,163	$10,137	$11,318
9/17	$11,315	$12,719	$10,198	$11,655
12/17	$11,790	$13,525	$10,177	$12,086
3/18	$11,725	$13,438	$10,078	$11,999
6/18	$12,022	$13,960	$10,078	$12,278
9/18	$12,560	$14,955	$10,100	$12,810
12/18	$11,553	$12,816	$10,267	$11,779
3/19	$12,595	$14,616	$10,505	$12,873
6/19	$13,030	$15,214	$10,777	$13,340
9/19	$13,350	$15,391	$10,924	$13,510
12/19	$14,097	$16,791	$10,965	$14,260
3/20	$12,427	$13,282	$11,228	$12,553
6/20	$14,070	$16,207	$11,544	$14,328
9/20	$14,789	$17,700	$11,615	$15,158
12/20	$15,907	$20,298	$11,671	$16,517
3/21	$16,373	$21,587	$11,453	$17,016
6/21	$17,385	$23,365	$11,566	$17,920
9/21	$17,340	$23,342	$11,569	$17,916
12/21	$18,535	$25,507	$11,503	$18,868
3/22	$17,485	$24,161	$10,984	$17,942
6/22	$15,712	$20,126	$10,724	$15,947
9/22	$14,991	$19,227	$10,395	$15,344
12/22	$15,774	$20,608	$10,555	$16,116
3/23	$16,707	$22,088	$10,801	$16,961
6/23	$17,698	$23,940	$10,714	$17,754
9/23	$17,160	$23,161	$10,624	$17,353
12/23	$18,582	$25,957	$11,109	$18,927
3/24	$19,781	$28,558	$11,092	$20,042
6/24	$20,456	$29,476	$11,163	$20,485
9/24	$21,250	$31,313	$11,628	$21,592
12/24	$21,206	$32,137	$11,442	$21,801
3/25	$20,727	$30,620	$11,719	$21,396
6/25	$21,981	$33,985	$11,915	$22,946
9/25	$23,169	$36,764	$12,095	$24,202
12/25	$23,432	$37,647	$12,239	$24,667
3/26	$22,857	$36,157	$12,236	$24,080

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Plus Class	10.28%	6.90%	8.62%
Russell 3000 Index	18.09%	10.87%	13.72%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.41%	1.33%	2.04%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	12.54%	7.19%	9.19%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$78,590,226
# of Portfolio Holdings	206
Portfolio Turnover Rate	21%
Investment Advisory Fees (Net of fees waived)	$307,125

Sector Weightings

(% total investments)

Table Summary
Value	Value
Information Technology	19.7%
Government Securities	14.8%
Financials	11.7%
Consumer Discretionary	8.1%
Industrials	7.2%
Communication Services	6.3%
Asset Backed Securities	6.1%
Health Care	5.3%
Consumer Staples	4.2%
Short-Term Investments	3.2%
Energy	3.1%
Non-Agency Commercial Mortgage Backed Securities	2.6%
Utilities	2.1%
Real Estate	1.6%
Non-Agency Residential Mortgage Backed Securities	1.4%
U.S. Government Mortgage Backed Securities	1.4%
Materials	1.2%

Top Ten Holdings

(% of net assets)

Table Summary
NVIDIA Corp.	4.68%
U.S. Treasury Note/Bond	4.24%
Apple, Inc.	4.18%
U.S. Treasury Note/Bond	3.93%
Alphabet, Inc., Class C	3.41%
Microsoft Corp.	3.02%
U.S. Treasury Note/Bond	2.62%
Amazon.com, Inc.	2.34%
Broadcom, Inc.	1.95%
Meta Platforms, Inc., Class A	1.71%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FOBPX-26

Annual Shareholder Report - March 31, 2026

Tributary Income Fund

FOINX

: Institutional Class

Fund Overview

This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.63%

How did the Fund perform in the last year?

The Tributary Income Fund returned 4.22%  (Institutional Class) for the fiscal year ended March 31, 2026, outperforming the Bloomberg U.S. Aggregate Index return of 4.35%.

The U.S. Treasury yield curve steepened substantially over the period as the Federal Reserve continued its rate cut cycle. The 2-year yield declined 9 basis points (bps) to 3.80%, while the 10-year rose 11 bps to 4.31% and the 30-year climbed 34 bps to 4.91%. The U.S. economy expanded 2.1% in 2025, supported by healthy consumer spending and business investment. However, core PCE inflation remained persistently elevated at 3.0%, complicating the Fed's dual mandate objectives. After implementing 75 bps of cuts in 2025, the Fed paused in January 2026 amid growing uncertainty surrounding inflation and labor market dynamics.

Credit-sensitive sectors outperformed government bonds as spreads tightened across the fixed income landscape. Lower-quality investment grade bonds led performance, with BBB-rated securities posting a 1.83% excess return over similar-maturity Treasuries. Agency MBS was the strongest performing investment grade sector as a result of declining volatility, while non-agency CMBS and corporate credit also delivered positive excess returns.

The Fund's outperformance derived primarily from three strategic decisions: our yield advantage driven by exposure to non-agency securitized products, yield curve positioning favoring an underweight to 30-year bonds and a modest overweight allocation to corporate credit. Minor performance detractors included our underweight positions in lower coupon agency MBS and longer-maturity corporate bonds.

Throughout the year, we actively managed the portfolio to extract value without significantly altering sector allocations. We increased exposure to agency MBS and U.S. Treasuries as spreads compressed and selectively added corporate positions in high-quality names including FedEx, Amazon, Eaton and Airbnb when primary market conditions proved favorable.

The Fund currently maintains a neutral duration position relative to the benchmark while remaining underweight the 30-year curve segment. We hold overweight allocations to agency MBS and non-agency CMBS with an effectively neutral corporate credit stance. While geopolitical developments including the Iran conflict create near-term uncertainty, the Fund's high-quality portfolio—maintaining a Aa2 average credit rating—and strong liquidity position us to capitalize on opportunities as market conditions evolve.

Total Return Based on a $10,000 Investment

Institutional Class
Bloomberg U.S. Aggregate Bond Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,885
$11,835
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Class	Bloomberg U.S. Aggregate Bond Index
3/16	$10,000	$10,000
6/16	$10,212	$10,221
9/16	$10,280	$10,268
12/16	$9,992	$9,963
3/17	$10,089	$10,044
6/17	$10,257	$10,189
9/17	$10,327	$10,276
12/17	$10,377	$10,316
3/18	$10,252	$10,165
6/18	$10,232	$10,149
9/18	$10,232	$10,151
12/18	$10,379	$10,317
3/19	$10,694	$10,620
6/19	$11,010	$10,947
9/19	$11,252	$11,196
12/19	$11,228	$11,216
3/20	$11,471	$11,569
6/20	$11,846	$11,904
9/20	$11,948	$11,978
12/20	$12,020	$12,058
3/21	$11,625	$11,651
6/21	$11,855	$11,864
9/21	$11,861	$11,871
12/21	$11,838	$11,872
3/22	$11,169	$11,168
6/22	$10,639	$10,643
9/22	$10,161	$10,138
12/22	$10,281	$10,327
3/23	$10,632	$10,633
6/23	$10,534	$10,544
9/23	$10,224	$10,203
12/23	$10,894	$10,898
3/24	$10,855	$10,814
6/24	$10,879	$10,821
9/24	$11,447	$11,383
12/24	$11,096	$11,035
3/25	$11,404	$11,342
6/25	$11,543	$11,478
9/25	$11,773	$11,711
12/25	$11,882	$11,840
3/26	$11,885	$11,835

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Class	4.22%	0.44%	1.74%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$172,624,759
# of Portfolio Holdings	213
Portfolio Turnover Rate	17%
Investment Advisory Fees (Net of fees waived)	$364,259

Sector Weightings

(% total investments)

Table Summary
Value	Value
U.S. Government Mortgage Backed Securities	32.1%
U.S. Treasury Securities	25.8%
Corporate Bonds	25.7%
Non-Agency Residential Mortgage Backed Securities	8.1%
Asset Backed Securities	5.3%
Non-Agency Commercial Mortgage Backed Securities	2.0%
Municipals	0.6%
Short-Term Investments	0.4%

Top Ten Holdings

(% of net assets)

Table Summary
U.S. Treasury Note/Bond	6.96%
U.S. Treasury Bond	4.90%
U.S. Treasury Note/Bond	4.30%
U.S. Treasury Note/Bond	3.10%
U.S. Treasury Note/Bond	2.64%
U.S. Treasury Note/Bond	1.61%
Federal Home Loan Mortgage Corp.	1.33%
Federal National Mortgage Association	1.29%
Federal National Mortgage Association	1.27%
U.S. Treasury Bond	1.07%

Holdings are shown excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FOINX-26

Annual Shareholder Report - March 31, 2026

Tributary Income Fund

FOIPX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$49	0.48%

How did the Fund perform in the last year?

The Tributary Income Fund returned 4.37%  (Institutional Plus Class) for the fiscal year ended March 31, 2026, outperforming the Bloomberg U.S. Aggregate Index return of 4.35%.

The U.S. Treasury yield curve steepened substantially over the period as the Federal Reserve continued its rate cut cycle. The 2-year yield declined 9 basis points (bps) to 3.80%, while the 10-year rose 11 bps to 4.31% and the 30-year climbed 34 bps to 4.91%. The U.S. economy expanded 2.1% in 2025, supported by healthy consumer spending and business investment. However, core PCE inflation remained persistently elevated at 3.0%, complicating the Fed's dual mandate objectives. After implementing 75 bps of cuts in 2025, the Fed paused in January 2026 amid growing uncertainty surrounding inflation and labor market dynamics.

Credit-sensitive sectors outperformed government bonds as spreads tightened across the fixed income landscape. Lower-quality investment grade bonds led performance, with BBB-rated securities posting a 1.83% excess return over similar-maturity Treasuries. Agency MBS was the strongest performing investment grade sector as a result of declining volatility, while non-agency CMBS and corporate credit also delivered positive excess returns.

The Fund's outperformance derived primarily from three strategic decisions: our yield advantage driven by exposure to non-agency securitized products, yield curve positioning favoring an underweight to 30-year bonds and a modest overweight allocation to corporate credit. Minor performance detractors included our underweight positions in lower coupon agency MBS and longer-maturity corporate bonds.

Throughout the year, we actively managed the portfolio to extract value without significantly altering sector allocations. We increased exposure to agency MBS and U.S. Treasuries as spreads compressed and selectively added corporate positions in high-quality names including FedEx, Amazon, Eaton and Airbnb when primary market conditions proved favorable.

The Fund currently maintains a neutral duration position relative to the benchmark while remaining underweight the 30-year curve segment. We hold overweight allocations to agency MBS and non-agency CMBS with an effectively neutral corporate credit stance. While geopolitical developments including the Iran conflict create near-term uncertainty, the Fund's high-quality portfolio—maintaining a Aa2 average credit rating—and strong liquidity position us to capitalize on opportunities as market conditions evolve.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Bloomberg U.S. Aggregate Bond Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,063
$11,835
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Plus Class	Bloomberg U.S. Aggregate Bond Index
3/16	$10,000	$10,000
6/16	$10,207	$10,221
9/16	$10,290	$10,268
12/16	$10,005	$9,963
3/17	$10,107	$10,044
6/17	$10,280	$10,189
9/17	$10,356	$10,276
12/17	$10,412	$10,316
3/18	$10,289	$10,165
6/18	$10,274	$10,149
9/18	$10,279	$10,151
12/18	$10,420	$10,317
3/19	$10,752	$10,620
6/19	$11,075	$10,947
9/19	$11,323	$11,196
12/19	$11,305	$11,216
3/20	$11,555	$11,569
6/20	$11,938	$11,904
9/20	$12,046	$11,978
12/20	$12,124	$12,058
3/21	$11,731	$11,651
6/21	$11,970	$11,864
9/21	$11,983	$11,871
12/21	$11,953	$11,872
3/22	$11,285	$11,168
6/22	$10,753	$10,643
9/22	$10,274	$10,138
12/22	$10,399	$10,327
3/23	$10,757	$10,633
6/23	$10,660	$10,544
9/23	$10,350	$10,203
12/23	$11,034	$10,898
3/24	$10,999	$10,814
6/24	$11,027	$10,821
9/24	$11,606	$11,383
12/24	$11,254	$11,035
3/25	$11,557	$11,342
6/25	$11,702	$11,478
9/25	$11,939	$11,711
12/25	$12,067	$11,840
3/26	$12,063	$11,835

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Plus Class	4.37%	0.56%	1.89%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$172,624,759
# of Portfolio Holdings	213
Portfolio Turnover Rate	17%
Investment Advisory Fees (Net of fees waived)	$364,259

Sector Weightings

(% total investments)

Table Summary
Value	Value
U.S. Government Mortgage Backed Securities	32.1%
U.S. Treasury Securities	25.8%
Corporate Bonds	25.7%
Non-Agency Residential Mortgage Backed Securities	8.1%
Asset Backed Securities	5.3%
Non-Agency Commercial Mortgage Backed Securities	2.0%
Municipals	0.6%
Short-Term Investments	0.4%

Top Ten Holdings

(% of net assets)

Table Summary
U.S. Treasury Note/Bond	6.96%
U.S. Treasury Bond	4.90%
U.S. Treasury Note/Bond	4.30%
U.S. Treasury Note/Bond	3.10%
U.S. Treasury Note/Bond	2.64%
U.S. Treasury Note/Bond	1.61%
Federal Home Loan Mortgage Corp.	1.33%
Federal National Mortgage Association	1.29%
Federal National Mortgage Association	1.27%
U.S. Treasury Bond	1.07%

Holdings are shown excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FOIPX-26

Annual Shareholder Report - March 31, 2026

Tributary Nebraska Tax-Free Fund

FONPX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$46	0.45%

How did the Fund perform in the last year?

Over the trailing 12 months, the U.S. Treasury yield curve steepened substantially as the Federal Reserve continued its rate cut cycle. The 2-year yield declined 9 basis points (bps) to 3.80%, while the 10-year rose 11 bps to 4.31%, and the 30-year climbed 34 bps to 4.91%. Meanwhile, the municipal bond AAA curve also steepened, though to a greater degree, as 2-year yields decreased by 15 bps, 10-year yields increased by 20 bps, and 30-year yields increased by 58 bps. The curve overall – measured as the difference between 30-year and 2-year yields – increased from +131 to +205. Within the municipal bond market, higher quality outperformed as AA and A spreads tightened slightly during the period while BBB and HY spreads widened - each by around 13 bps.

The Tributary Nebraska Tax-Free Fund returned 4.67% (net, institutional plus class) for the fiscal year ended March 31, 2026, compared to a return of 4.49% for the Bloomberg 1-15Y Municipal Blend Index. Relative to the benchmark, factors that contributed to the Fund’s outperformance include curve positioning, as the Fund’s overweight exposure to the 7-10-year part of the curve was beneficial; and the Fund’s quality bias, as BBB credits lagged AA and A bonds where the Fund is overweight. Partially offsetting these positive factors was sector allocation, as the Fund is underweight housing bonds, which was the best performing sector.

The outlook for 2026 is generally favorable as tax-exempt yields remain attractive with strong opportunity for roll-down returns given the steepness of the curve. However, this will be weighed against the supply backdrop which, following the record issuance of $585 billion in 2025, is forecast to set another record in 2026. In addition, credit spreads remain tight in comparison to longer term averages, and continued monitoring of credit profiles will remain paramount. While the Nebraska economy remains strong, with a healthy labor market and a stable ag backdrop, a slightly weaker fiscal position at the state level will be closely monitored.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Bloomberg Municipal Bond Index
Bloomberg 1-15 Year Municipal Blend Index (1-17)
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,379
$12,304
$11,707
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Plus Class	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Blend Index (1-17)
3/16	$10,000	$10,000	$10,000
6/16	$10,141	$10,261	$10,190
9/16	$10,121	$10,230	$10,170
12/16	$9,847	$9,860	$9,857
3/17	$9,957	$10,015	$10,010
6/17	$10,100	$10,211	$10,174
9/17	$10,152	$10,320	$10,268
12/17	$10,173	$10,397	$10,284
3/18	$10,087	$10,282	$10,191
6/18	$10,140	$10,371	$10,277
9/18	$10,130	$10,356	$10,270
12/18	$10,304	$10,530	$10,446
3/19	$10,530	$10,835	$10,709
6/19	$10,693	$11,067	$10,906
9/19	$10,806	$11,241	$11,030
12/19	$10,870	$11,324	$11,119
3/20	$10,921	$11,252	$11,064
6/20	$11,171	$11,559	$11,362
9/20	$11,261	$11,701	$11,492
12/20	$11,362	$11,914	$11,645
3/21	$11,258	$11,872	$11,607
6/21	$11,336	$12,041	$11,712
9/21	$11,312	$12,009	$11,701
12/21	$11,347	$12,095	$11,746
3/22	$10,789	$11,342	$11,119
6/22	$10,578	$11,008	$10,947
9/22	$10,237	$10,627	$10,664
12/22	$10,637	$11,064	$11,047
3/23	$10,886	$11,371	$11,298
6/23	$10,786	$11,359	$11,251
9/23	$10,401	$10,911	$10,931
12/23	$11,105	$11,772	$11,628
3/24	$11,043	$11,726	$11,594
6/24	$10,971	$11,724	$11,554
9/24	$11,301	$12,042	$11,856
12/24	$11,156	$11,896	$11,730
3/25	$11,185	$11,869	$11,776
6/25	$11,304	$11,855	$11,859
9/25	$11,578	$12,210	$12,166
12/25	$11,743	$12,401	$12,338
3/26	$11,707	$12,379	$12,304

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-15 Year Municipal Blend Index to the Bloomberg Barclays Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index because the Bloomberg Barclays 1-15 Year Municipal Blend Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Plus Class	4.67%	0.79%	1.59%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-15 Year Municipal Blend Index (1-17)	4.49%	1.17%	2.10%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$53,366,843
# of Portfolio Holdings	178
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$30,798

Sector Weightings

(% total investments)

Table Summary
Value	Value
Municipals	94.0%
Short-Term Investments	3.0%
U.S. Government Mortgage Backed Securities	3.0%

Top Ten Holdings

(% of net assets)

Table Summary
Omaha Public Power District	2.67%
Douglas County Hospital Authority No. 2	2.16%
Loup River Public Power District	1.86%
Omaha School District	1.46%
Gretna Public Schools	1.33%
Douglas County School District No. 59	1.30%
Omaha School District	1.29%
Omaha School District	1.14%
Douglas County School District No. 59	1.10%
City of Omaha NE Riverfront Redevelopment Special Tax Revenue	1.04%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FONPX-26

Annual Shareholder Report - March 31, 2026

Tributary Short-Intermediate Bond Fund

FOSIX

: Institutional Class

Fund Overview

This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$67	0.65%

How did the Fund perform in the last year?

The Tributary Short-Intermediate Bond Fund returned  3.96% (Institutional Class) for the fiscal year ended March 31, 2026, underperforming the Bloomberg U.S. Aggregate Index return of 4.35%, but outperforming the Bloomberg U.S. 1-3Y Gov’t/Credit Index return of 3.96%.

The U.S. Treasury yield curve steepened substantially over the period as the Federal Reserve continued its rate cut cycle. The 2-year yield declined 9 basis points (bps) to 3.80%, while the 10-year rose 11 bps to 4.31%. The U.S. economy expanded 2.1% in 2025, supported by healthy consumer spending and business investment. However, core PCE inflation remained persistently elevated at 3.0%, complicating the Fed's dual mandate objectives. After implementing 75 bps of cuts in 2025, the Fed paused in January 2026 amid growing uncertainty surrounding inflation and labor market dynamics.

Credit-sensitive sectors outperformed government bonds as spreads tightened across the fixed income landscape. Lower-quality investment grade bonds led performance, with BBB-rated securities posting a 1.83% excess return over similar-maturity Treasuries. Agency MBS was the strongest performing investment grade sector due to declining volatility, while non-agency CMBS and corporate credit also delivered positive excess returns.

The Fund's outperformance derived primarily from three strategic decisions: our yield advantage driven by exposure to short-duration ABS and non-agency RMBS and an overweight allocation to corporate credit. The only noteworthy detractor was minor negative security selection in the CMBS portfolio.

Throughout the year, we actively managed the portfolio to extract value without significantly altering sector allocations. We added numerous new positions in the ABS sector to replace regular paydowns, and in the corporate space we added positions in high-quality names including FedEx, Paychex, Salesforce and Airbnb when primary market conditions proved favorable.

The Fund currently maintains a slightly longer duration position relative to the 1-3Y Gov’t/Credit benchmark given more favorable market expectations for Federal Reserve policy. We hold exposures to high-quality, shorter duration non-agency ABS, CMBS and RMBS and an overweight to corporate credit and an underweight in government bonds. While geopolitical developments including the Iran conflict create near-term uncertainty, the Fund's high-quality portfolio—maintaining a Aa3 average credit rating—and strong liquidity position us to capitalize on opportunities as market conditions evolve.

Total Return Based on a $10,000 Investment

Institutional Class
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year US Government/Credit Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,472
$12,213
$11,835
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
3/16	$10,000	$10,000	$10,000
6/16	$10,080	$10,221	$10,067
9/16	$10,130	$10,268	$10,069
12/16	$10,075	$9,963	$10,030
3/17	$10,148	$10,044	$10,071
6/17	$10,231	$10,189	$10,102
9/17	$10,280	$10,276	$10,136
12/17	$10,275	$10,316	$10,115
3/18	$10,242	$10,165	$10,095
6/18	$10,259	$10,149	$10,123
9/18	$10,300	$10,151	$10,157
12/18	$10,378	$10,317	$10,277
3/19	$10,537	$10,620	$10,401
6/19	$10,684	$10,947	$10,555
9/19	$10,764	$11,196	$10,628
12/19	$10,810	$11,216	$10,691
3/20	$10,810	$11,569	$10,871
6/20	$11,112	$11,904	$10,999
9/20	$11,179	$11,978	$11,024
12/20	$11,239	$12,058	$11,047
3/21	$11,183	$11,651	$11,043
6/21	$11,218	$11,864	$11,047
9/21	$11,225	$11,871	$11,057
12/21	$11,159	$11,872	$10,995
3/22	$10,869	$11,168	$10,721
6/22	$10,724	$10,643	$10,654
9/22	$10,571	$10,138	$10,496
12/22	$10,664	$10,327	$10,590
3/23	$10,855	$10,633	$10,750
6/23	$10,836	$10,544	$10,710
9/23	$10,921	$10,203	$10,788
12/23	$11,255	$10,898	$11,078
3/24	$11,339	$10,814	$11,125
6/24	$11,456	$10,821	$11,231
9/24	$11,789	$11,383	$11,563
12/24	$11,798	$11,035	$11,561
3/25	$11,997	$11,342	$11,749
6/25	$12,161	$11,478	$11,898
9/25	$12,315	$11,711	$12,040
12/25	$12,451	$11,840	$12,179
3/26	$12,472	$11,835	$12,213

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Class	3.96%	2.21%	2.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg 1-3 Year US Government/Credit Index	3.96%	2.04%	2.02%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$218,278,139
# of Portfolio Holdings	221
Portfolio Turnover Rate	41%
Investment Advisory Fees (Net of fees waived)	$443,265

Sector Weightings

(% total investments)

Table Summary
Value	Value
Corporate Bonds	29.4%
Asset Backed Securities	26.3%
U.S. Treasury Securities	24.1%
Non-Agency Commercial Mortgage Backed Securities	11.0%
Non-Agency Residential Mortgage Backed Securities	6.9%
U.S. Government Mortgage Backed Securities	1.1%
Municipals	1.0%
Preferred Stocks	0.1%
Short-Term Investments	0.1%

Top Ten Holdings

(% of net assets)

Table Summary
U.S. Treasury Note	9.15%
U.S. Treasury Note/Bond	5.60%
U.S. Treasury Note/Bond	5.59%
U.S. Treasury Note/Bond	2.96%
Salesforce, Inc.	1.13%
Mars, Inc.	1.05%
Citigroup, Inc.	1.04%
U.S. Bancorp	1.04%
Exelon Corp.	1.04%
JPMorgan Chase & Co.	1.04%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FOSIX-26

Annual Shareholder Report - March 31, 2026

Tributary Short-Intermediate Bond Fund

FOSPX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$46	0.45%

How did the Fund perform in the last year?

The Tributary Short-Intermediate Bond Fund returned  4.28% (Institutional Plus Class) for the fiscal year ended March 31, 2026, underperforming the Bloomberg U.S. Aggregate Index return of 4.35%, but outperforming the Bloomberg U.S. 1-3Y Gov’t/Credit Index return of 3.96%.

The U.S. Treasury yield curve steepened substantially over the period as the Federal Reserve continued its rate cut cycle. The 2-year yield declined 9 basis points (bps) to 3.80%, while the 10-year rose 11 bps to 4.31%. The U.S. economy expanded 2.1% in 2025, supported by healthy consumer spending and business investment. However, core PCE inflation remained persistently elevated at 3.0%, complicating the Fed's dual mandate objectives. After implementing 75 bps of cuts in 2025, the Fed paused in January 2026 amid growing uncertainty surrounding inflation and labor market dynamics.

Credit-sensitive sectors outperformed government bonds as spreads tightened across the fixed income landscape. Lower-quality investment grade bonds led performance, with BBB-rated securities posting a 1.83% excess return over similar-maturity Treasuries. Agency MBS was the strongest performing investment grade sector due to declining volatility, while non-agency CMBS and corporate credit also delivered positive excess returns.

The Fund's outperformance derived primarily from three strategic decisions: our yield advantage driven by exposure to short-duration ABS and non-agency RMBS and an overweight allocation to corporate credit. The only noteworthy detractor was minor negative security selection in the CMBS portfolio.

Throughout the year, we actively managed the portfolio to extract value without significantly altering sector allocations. We added numerous new positions in the ABS sector to replace regular paydowns, and in the corporate space we added positions in high-quality names including FedEx, Paychex, Salesforce and Airbnb when primary market conditions proved favorable.

The Fund currently maintains a slightly longer duration position relative to the 1-3Y Gov’t/Credit benchmark given more favorable market expectations for Federal Reserve policy. We hold exposures to high-quality, shorter duration non-agency ABS, CMBS and RMBS and an overweight to corporate credit and an underweight in government bonds. While geopolitical developments including the Iran conflict create near-term uncertainty, the Fund's high-quality portfolio—maintaining a Aa3 average credit rating—and strong liquidity position us to capitalize on opportunities as market conditions evolve.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year US Government/Credit Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,719
$12,213
$11,835
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Plus Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
3/16	$10,000	$10,000	$10,000
6/16	$10,086	$10,221	$10,067
9/16	$10,142	$10,268	$10,069
12/16	$10,091	$9,963	$10,030
3/17	$10,169	$10,044	$10,071
6/17	$10,259	$10,189	$10,102
9/17	$10,314	$10,276	$10,136
12/17	$10,305	$10,316	$10,115
3/18	$10,288	$10,165	$10,095
6/18	$10,312	$10,149	$10,123
9/18	$10,359	$10,151	$10,157
12/18	$10,443	$10,317	$10,277
3/19	$10,596	$10,620	$10,401
6/19	$10,761	$10,947	$10,555
9/19	$10,847	$11,196	$10,628
12/19	$10,897	$11,216	$10,691
3/20	$10,903	$11,569	$10,871
6/20	$11,211	$11,904	$10,999
9/20	$11,283	$11,978	$11,024
12/20	$11,350	$12,058	$11,047
3/21	$11,298	$11,651	$11,043
6/21	$11,339	$11,864	$11,047
9/21	$11,353	$11,871	$11,057
12/21	$11,290	$11,872	$10,995
3/22	$11,000	$11,168	$10,721
6/22	$10,859	$10,643	$10,654
9/22	$10,711	$10,138	$10,496
12/22	$10,810	$10,327	$10,590
3/23	$11,005	$10,633	$10,750
6/23	$10,991	$10,544	$10,710
9/23	$11,069	$10,203	$10,788
12/23	$11,412	$10,898	$11,078
3/24	$11,516	$10,814	$11,125
6/24	$11,629	$10,821	$11,231
9/24	$11,985	$11,383	$11,563
12/24	$12,002	$11,035	$11,561
3/25	$12,197	$11,342	$11,749
6/25	$12,383	$11,478	$11,898
9/25	$12,546	$11,711	$12,040
12/25	$12,677	$11,840	$12,179
3/26	$12,719	$11,835	$12,213

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Plus Class	4.28%	2.40%	2.43%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg 1-3 Year US Government/Credit Index	3.96%	2.04%	2.02%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$218,278,139
# of Portfolio Holdings	221
Portfolio Turnover Rate	41%
Investment Advisory Fees (Net of fees waived)	$443,265

Sector Weightings

(% total investments)

Table Summary
Value	Value
Corporate Bonds	29.4%
Asset Backed Securities	26.3%
U.S. Treasury Securities	24.1%
Non-Agency Commercial Mortgage Backed Securities	11.0%
Non-Agency Residential Mortgage Backed Securities	6.9%
U.S. Government Mortgage Backed Securities	1.1%
Municipals	1.0%
Preferred Stocks	0.1%
Short-Term Investments	0.1%

Top Ten Holdings

(% of net assets)

Table Summary
U.S. Treasury Note	9.15%
U.S. Treasury Note/Bond	5.60%
U.S. Treasury Note/Bond	5.59%
U.S. Treasury Note/Bond	2.96%
Salesforce, Inc.	1.13%
Mars, Inc.	1.05%
Citigroup, Inc.	1.04%
U.S. Bancorp	1.04%
Exelon Corp.	1.04%
JPMorgan Chase & Co.	1.04%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FOSPX-26

Annual Shareholder Report - March 31, 2026

Tributary Small Company Fund

FOSCX

: Institutional Class

Fund Overview

This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$125	1.18%

How did the Fund perform in the last year?

The Tributary Small Company Fund returned 10.76% (Institutional Class) during the fiscal year ending March 31, 2026, compared to the Russell 2000 Index's 25.72% gain and the Russell 2000 Value Index's 28.09% return.

The fiscal year presented extraordinary market volatility, beginning with significant selling pressure following the April 2nd White House tariff announcement. Concerns about economic growth drove a sharp but brief market decline, which bottomed on April 8th after President Trump announced a 90-day pause on severe tariffs to facilitate negotiations.

Following the April 8th low, the Russell 2000 experienced a substantial rally lasting through mid-January. This environment proved exceptionally challenging for active managers, including the Tributary Small Company Fund. The Fund experienced a six-month period of underperformance from April 8th through mid-October, driven primarily by a low-quality stock rally. While lower quality characteristics dominated most of the year, small caps outperformed large caps from April 8th through fiscal year-end, a welcome rotation after years of underperformance.

Performance trends shifted favorably in the final three months of the fiscal year, with the Fund delivering strong outperformance versus the Russell 2000. The conflict with Iran beginning in late February did not materially impact relative performance. Higher-quality market characteristics regained favor, and the Fund benefited substantially from technology sector holdings with strong financial results and exposure to artificial intelligence and data center capital expenditure trends.

The strongest sector returns in the Russell 2000 followed a cyclical theme: energy (+61%), materials (+52%) and industrials (+41%). Compared to the Russell 2000, the Fund's three best relative returns were in information technology, utilities and consumer discretionary.

Conversely, the weakest sector returns in the Russell 2000 were consumer staples (-2%), real estate (+7%) and consumer discretionary (+9%). The Fund's three worst relative returns were in energy, healthcare and communications services.

The leading contributors to the Fund's return over the last twelve months were Advanced Energy Industries (information technology), Viavi Solutions (information technology) and ESCO Technologies (industrials). The three largest detractors were Baldwin Insurance Group (financials), Enovis Corporation (healthcare) and Kforce (industrials).

While relative returns over the past twelve months were disappointing, underlying business fundamentals—sales and earnings—from our portfolio companies remained strong. This divergence, though frustrating, reinforces our commitment to our core investment philosophy: quality businesses trading at attractive prices deliver long-term results. We remain steadfast in our disciplined approach, confident that our focus on business quality will continue serving our investors well over time.

Total Return Based on a $10,000 Investment

Institutional Class
Russell 2000® Index
Russell 2000® Value Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$25,659
$25,032
$21,815
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Class	Russell 2000® Index	Russell 2000® Value Index
3/16	$10,000	$10,000	$10,000
6/16	$10,233	$10,379	$10,431
9/16	$11,023	$11,318	$11,355
12/16	$12,115	$12,318	$12,954
3/17	$12,387	$12,622	$12,937
6/17	$12,558	$12,933	$13,023
9/17	$12,891	$13,666	$13,689
12/17	$13,144	$14,122	$13,969
3/18	$13,019	$14,110	$13,600
6/18	$13,776	$15,204	$14,729
9/18	$14,422	$15,748	$14,966
12/18	$11,732	$12,567	$12,172
3/19	$13,237	$14,399	$13,624
6/19	$13,417	$14,701	$13,811
9/19	$13,708	$14,348	$13,732
12/19	$14,451	$15,774	$14,898
3/20	$9,966	$10,945	$9,585
6/20	$10,979	$13,727	$11,397
9/20	$11,284	$14,404	$11,688
12/20	$14,626	$18,923	$15,588
3/21	$16,647	$21,326	$18,888
6/21	$17,527	$22,241	$19,749
9/21	$17,330	$21,272	$19,160
12/21	$19,351	$21,727	$19,995
3/22	$18,172	$20,092	$19,515
6/22	$16,302	$16,637	$16,534
9/22	$15,487	$16,273	$15,772
12/22	$16,861	$17,287	$17,099
3/23	$17,580	$17,760	$16,987
6/23	$18,415	$18,685	$17,527
9/23	$17,528	$17,726	$17,008
12/23	$19,699	$20,213	$19,603
3/24	$20,438	$21,260	$20,172
6/24	$20,092	$20,564	$19,437
9/24	$22,029	$22,470	$21,410
12/24	$21,549	$22,546	$21,182
3/25	$19,695	$20,409	$19,542
6/25	$20,516	$22,143	$20,513
9/25	$20,997	$24,888	$23,098
12/25	$20,744	$25,433	$23,850
3/26	$21,815	$25,659	$25,032

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Class	10.76%	5.56%	8.11%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 2000® Value Index	28.09%	5.79%	9.61%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$569,566,149
# of Portfolio Holdings	60
Portfolio Turnover Rate	31%
Investment Advisory Fees (Net of fees waived)	$4,480,455

Sector Weightings

(% total investments)

Table Summary
Value	Value
Industrials	21.5%
Information Technology	20.4%
Financials	17.3%
Consumer Discretionary	10.0%
Health Care	10.0%
Real Estate	4.9%
Materials	4.2%
Energy	3.9%
Utilities	3.8%
Consumer Staples	2.5%
Short-Term Investments	1.5%

Top Ten Holdings

(% of net assets)

Table Summary
ESCO Technologies, Inc.	4.16%
Enpro, Inc.	3.15%
Viavi Solutions, Inc.	2.86%
Moelis & Co., Class A	2.72%
Advanced Energy Industries, Inc.	2.69%
Northern Oil & Gas, Inc.	2.64%
Seacoast Banking Corp. of Florida	2.51%
Benchmark Electronics, Inc.	2.34%
Diodes, Inc.	2.32%
Atlantic Union Bankshares Corp.	2.30%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FOSCX-26

Annual Shareholder Report - March 31, 2026

Tributary Small Company Fund

FOSBX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$101	0.96%

How did the Fund perform in the last year?

The Tributary Small Company Fund returned 11.00% (Institutional Plus Class) during the fiscal year ending March 31, 2026, compared to the Russell 2000 Index's 25.72% gain and the Russell 2000 Value Index's 28.09% return.

The fiscal year presented extraordinary market volatility, beginning with significant selling pressure following the April 2nd White House tariff announcement. Concerns about economic growth drove a sharp but brief market decline, which bottomed on April 8th after President Trump announced a 90-day pause on severe tariffs to facilitate negotiations.

Following the April 8th low, the Russell 2000 experienced a substantial rally lasting through mid-January. This environment proved exceptionally challenging for active managers, including the Tributary Small Company Fund. The Fund experienced a six-month period of underperformance from April 8th through mid-October, driven primarily by a low-quality stock rally. While lower quality characteristics dominated most of the year, small caps outperformed large caps from April 8th through fiscal year-end, a welcome rotation after years of underperformance.

Performance trends shifted favorably in the final three months of the fiscal year, with the Fund delivering strong outperformance versus the Russell 2000. The conflict with Iran beginning in late February did not materially impact relative performance. Higher-quality market characteristics regained favor, and the Fund benefited substantially from technology sector holdings with strong financial results and exposure to artificial intelligence and data center capital expenditure trends.

The strongest sector returns in the Russell 2000 followed a cyclical theme: energy (+61%), materials (+52%) and industrials (+41%). Compared to the Russell 2000, the Fund's three best relative returns were in information technology, utilities and consumer discretionary.

Conversely, the weakest sector returns in the Russell 2000 were consumer staples (-2%), real estate (+7%) and consumer discretionary (+9%). The Fund's three worst relative returns were in energy, healthcare and communications services.

The leading contributors to the Fund's return over the last twelve months were Advanced Energy Industries (information technology), Viavi Solutions (information technology) and ESCO Technologies (industrials). The three largest detractors were Baldwin Insurance Group (financials), Enovis Corporation (healthcare) and Kforce (industrials).

While relative returns over the past twelve months were disappointing, underlying business fundamentals—sales and earnings—from our portfolio companies remained strong. This divergence, though frustrating, reinforces our commitment to our core investment philosophy: quality businesses trading at attractive prices deliver long-term results. We remain steadfast in our disciplined approach, confident that our focus on business quality will continue serving our investors well over time.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Russell 2000® Index
Russell 2000® Value Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$25,659
$25,032
$22,299
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Plus Class	Russell 2000® Index	Russell 2000® Value Index
3/16	$10,000	$10,000	$10,000
6/16	$10,241	$10,379	$10,431
9/16	$11,034	$11,318	$11,355
12/16	$12,134	$12,318	$12,954
3/17	$12,415	$12,622	$12,937
6/17	$12,590	$12,933	$13,023
9/17	$12,936	$13,666	$13,689
12/17	$13,198	$14,122	$13,969
3/18	$13,078	$14,110	$13,600
6/18	$13,848	$15,204	$14,729
9/18	$14,503	$15,748	$14,966
12/18	$11,807	$12,567	$12,172
3/19	$13,327	$14,399	$13,624
6/19	$13,511	$14,701	$13,811
9/19	$13,812	$14,348	$13,732
12/19	$14,575	$15,774	$14,898
3/20	$10,055	$10,945	$9,585
6/20	$11,085	$13,727	$11,397
9/20	$11,401	$14,404	$11,688
12/20	$14,781	$18,923	$15,588
3/21	$16,828	$21,326	$18,888
6/21	$17,729	$22,241	$19,749
9/21	$17,541	$21,272	$19,160
12/21	$19,599	$21,727	$19,995
3/22	$18,413	$20,092	$19,515
6/22	$16,533	$16,637	$16,534
9/22	$15,713	$16,273	$15,772
12/22	$17,120	$17,287	$17,099
3/23	$17,857	$17,760	$16,987
6/23	$18,718	$18,685	$17,527
9/23	$17,824	$17,726	$17,008
12/23	$20,037	$20,213	$19,603
3/24	$20,804	$21,260	$20,172
6/24	$20,461	$20,564	$19,437
9/24	$22,446	$22,470	$21,410
12/24	$21,968	$22,546	$21,182
3/25	$20,090	$20,409	$19,542
6/25	$20,936	$22,143	$20,513
9/25	$21,445	$24,888	$23,098
12/25	$21,196	$25,433	$23,850
3/26	$22,299	$25,659	$25,032

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Plus Class	11.00%	5.79%	8.35%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 2000® Value Index	28.09%	5.79%	9.61%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$569,566,149
# of Portfolio Holdings	60
Portfolio Turnover Rate	31%
Investment Advisory Fees (Net of fees waived)	$4,480,455

Sector Weightings

(% total investments)

Table Summary
Value	Value
Industrials	21.5%
Information Technology	20.4%
Financials	17.3%
Consumer Discretionary	10.0%
Health Care	10.0%
Real Estate	4.9%
Materials	4.2%
Energy	3.9%
Utilities	3.8%
Consumer Staples	2.5%
Short-Term Investments	1.5%

Top Ten Holdings

(% of net assets)

Table Summary
ESCO Technologies, Inc.	4.16%
Enpro, Inc.	3.15%
Viavi Solutions, Inc.	2.86%
Moelis & Co., Class A	2.72%
Advanced Energy Industries, Inc.	2.69%
Northern Oil & Gas, Inc.	2.64%
Seacoast Banking Corp. of Florida	2.51%
Benchmark Electronics, Inc.	2.34%
Diodes, Inc.	2.32%
Atlantic Union Bankshares Corp.	2.30%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FOSBX-26

Annual Shareholder Report - March 31, 2026

Tributary Small/Mid Cap Fund

FSMCX

: Institutional Class

Fund Overview

This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.91%

How did the Fund perform in the last year?

The Tributary Small/Mid Cap Fund faced significant headwinds during the fiscal year ending March 31, 2026, returning just  1.53% (Institutional Class) compared to the Russell 2500 Index's 23.45% gain and the Russell 2500 Value Index's 25.43% return.

The year opened amid considerable uncertainty as the new White House administration implemented sweeping tariffs. Economic growth forecasts declined sharply, prompting companies to withdraw guidance and postpone capital spending plans. The tariff announcement triggered a market correction, with indexes bottoming on April 8, 2025. However, news of a 90-day tariff delay sparked a dramatic reversal, and by month’s end indexes had recovered all losses. Following April's volatility, economic concerns gradually subsided and the Russell 2500 benchmark posted consistent gains throughout the fiscal year, ultimately reaching an all-time high in late February 2026.

This was a difficult period for most active small and mid-cap managers, and the Fund lagged its benchmark every quarter. A substantial portion of underperformance occurred between mid-April and late October, when low-quality style factors generated the strongest returns while high-quality factors significantly underperformed. This dynamic proved particularly challenging given the Fund's emphasis on high-quality characteristics, which historically outperform over longer time horizons.

Consumer staples delivered an outsized relative gain exceeding the benchmark as Casey’s General Stores continued posting strong results. However, underperformance was broadly distributed, with seven of eleven sectors lagging by more than one percent.

Industrials suffered most severely, posting just a 1% gain versus the benchmark's 38% advance. An overweight position in professional services, the sector's only negative performer, combined with no exposure to surging aerospace & defense or construction & engineering industries (both up over 89%) proved costly. Robert Half plummeted 50% on weak staffing fundamentals, while ExlService declined 36% amid artificial intelligence disruption concerns.

Healthcare lagged due to struggling holdings Enovis, ICON and Molina Healthcare along with absent biotechnology exposure, a segment that surged 68%. Technology returns suffered from an overweight in software, negatively affected by AI displacement concerns. Additionally, lacking exposure to communications equipment and memory manufacturer Sandisk, which soared 1,247%, dragged on performance.

Despite near-term challenges, the Fund maintains its disciplined long-term approach, focusing on companies with durable business models, strong cash flow generation, solid balance sheets and experienced management teams.

Total Return Based on a $10,000 Investment

Institutional Class
Russell 2500 Index
Russell 2500 Value Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$19,392
$18,903
$16,866
8/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Class	Russell 2500 Index	Russell 2500 Value Index
8/19	$10,000	$10,000	$10,000
9/19	$10,360	$10,019	$10,228
12/19	$11,006	$10,874	$10,951
3/20	$8,022	$7,642	$7,157
6/20	$9,354	$9,673	$8,631
9/20	$9,894	$10,242	$8,937
12/20	$12,368	$13,049	$11,485
3/21	$13,850	$14,475	$13,418
6/21	$14,601	$15,262	$14,089
9/21	$14,742	$14,853	$13,797
12/21	$16,461	$15,421	$14,675
3/22	$15,454	$14,524	$14,455
6/22	$13,876	$12,058	$12,230
9/22	$13,119	$11,718	$11,679
12/22	$14,204	$12,588	$12,755
3/23	$14,458	$13,015	$12,933
6/23	$15,208	$13,695	$13,498
9/23	$14,627	$13,040	$13,004
12/23	$16,380	$14,782	$14,793
3/24	$17,415	$15,805	$15,691
6/24	$17,066	$15,129	$15,016
9/24	$18,397	$16,453	$16,462
12/24	$17,974	$16,555	$16,418
3/25	$16,612	$15,313	$15,461
6/25	$16,876	$16,628	$16,588
9/25	$17,404	$18,124	$17,944
12/25	$16,992	$18,526	$18,509
3/26	$16,866	$18,903	$19,392

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Since Inception 08/2/19
Institutional Class	1.53%	4.02%	8.16%
Russell 2500 Index	23.45%	5.48%	10.03%
Russell 2500 Value Index	25.43%	7.64%	10.45%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$28,546,734
# of Portfolio Holdings	59
Portfolio Turnover Rate	35%
Investment Advisory Fees (Net of fees waived)	$140,407

Sector Weightings

(% total investments)

Table Summary
Value	Value
Industrials	21.5%
Financials	17.4%
Information Technology	16.2%
Consumer Discretionary	12.1%
Health Care	7.6%
Real Estate	6.9%
Materials	5.6%
Energy	4.1%
Consumer Staples	3.2%
Utilities	3.1%
Communication Services	1.2%
Short-Term Investments	1.1%

Top Ten Holdings

(% of net assets)

Table Summary
Burlington Stores, Inc.	3.17%
IDACORP, Inc.	3.06%
Littelfuse, Inc.	3.02%
Onto Innovation, Inc.	2.59%
CACI International, Inc., Class A	2.57%
Enpro, Inc.	2.47%
Permian Resources Corp., Class A	2.43%
Diodes, Inc.	2.35%
Stifel Financial Corp.	2.35%
Markel Group, Inc.	2.32%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FSMCX-26

Annual Shareholder Report - March 31, 2026

Tributary Small/Mid Cap Fund

FSMBX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$90	0.90%

How did the Fund perform in the last year?

The Tributary Small/Mid Cap Fund faced significant headwinds during the fiscal year ending March 31, 2026, returning just  1.49% (Institutional Plus Class) compared to the Russell 2500 Index's 23.45% gain and the Russell 2500 Value Index's 25.43% return.

The year opened amid considerable uncertainty as the new White House administration implemented sweeping tariffs. Economic growth forecasts declined sharply, prompting companies to withdraw guidance and postpone capital spending plans. The tariff announcement triggered a market correction, with indexes bottoming on April 8, 2025. However, news of a 90-day tariff delay sparked a dramatic reversal, and by month’s end indexes had recovered all losses. Following April's volatility, economic concerns gradually subsided and the Russell 2500 benchmark posted consistent gains throughout the fiscal year, ultimately reaching an all-time high in late February 2026.

This was a difficult period for most active small and mid-cap managers, and the Fund lagged its benchmark every quarter. A substantial portion of underperformance occurred between mid-April and late October, when low-quality style factors generated the strongest returns while high-quality factors significantly underperformed. This dynamic proved particularly challenging given the Fund's emphasis on high-quality characteristics, which historically outperform over longer time horizons.

Consumer staples delivered an outsized relative gain exceeding the benchmark as Casey’s General Stores continued posting strong results. However, underperformance was broadly distributed, with seven of eleven sectors lagging by more than one percent.

Industrials suffered most severely, posting just a 1% gain versus the benchmark's 38% advance. An overweight position in professional services, the sector's only negative performer, combined with no exposure to surging aerospace & defense or construction & engineering industries (both up over 89%) proved costly. Robert Half plummeted 50% on weak staffing fundamentals, while ExlService declined 36% amid artificial intelligence disruption concerns.

Healthcare lagged due to struggling holdings Enovis, ICON and Molina Healthcare along with absent biotechnology exposure, a segment that surged 68%. Technology returns suffered from an overweight in software, negatively affected by AI displacement concerns. Additionally, lacking exposure to communications equipment and memory manufacturer Sandisk, which soared 1,247%, dragged on performance.

Despite near-term challenges, the Fund maintains its disciplined long-term approach, focusing on companies with durable business models, strong cash flow generation, solid balance sheets and experienced management teams.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Russell 2500 Index
Russell 2500 Value Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$19,234
$18,720
$16,989
8/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
Date	Institutional Plus Class	Russell 2500 Index	Russell 2500 Value Index
8/19	$10,000	$10,000	$10,000
9/19	$10,370	$9,922	$10,144
12/19	$11,024	$10,769	$10,861
3/20	$8,037	$7,568	$7,099
6/20	$9,380	$9,579	$8,561
9/20	$9,932	$10,142	$8,864
12/20	$12,426	$12,922	$11,391
3/21	$13,923	$14,334	$13,308
6/21	$14,676	$15,114	$13,974
9/21	$14,837	$14,709	$13,685
12/21	$16,582	$15,272	$14,555
3/22	$15,562	$14,383	$14,337
6/22	$13,969	$11,941	$12,130
9/22	$13,210	$11,604	$11,584
12/22	$14,298	$12,466	$12,651
3/23	$14,552	$12,889	$12,827
6/23	$15,315	$13,562	$13,388
9/23	$14,722	$12,914	$12,898
12/23	$16,495	$14,638	$14,673
3/24	$17,537	$15,651	$15,563
6/24	$17,186	$14,982	$14,893
9/24	$18,525	$16,293	$16,327
12/24	$18,113	$16,394	$16,284
3/25	$16,740	$15,164	$15,335
6/25	$16,996	$16,466	$16,452
9/25	$17,538	$17,948	$17,797
12/25	$17,129	$18,346	$18,358
3/26	$16,989	$18,720	$19,234

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Since Inception 08/1/19
Institutional Plus Class	1.49%	4.06%	8.28%
Russell 2500 Index	23.45%	5.48%	9.86%
Russell 2500 Value Index	25.43%	7.64%	10.31%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$28,546,734
# of Portfolio Holdings	59
Portfolio Turnover Rate	35%
Investment Advisory Fees (Net of fees waived)	$140,407

Sector Weightings

(% total investments)

Table Summary
Value	Value
Industrials	21.5%
Financials	17.4%
Information Technology	16.2%
Consumer Discretionary	12.1%
Health Care	7.6%
Real Estate	6.9%
Materials	5.6%
Energy	4.1%
Consumer Staples	3.2%
Utilities	3.1%
Communication Services	1.2%
Short-Term Investments	1.1%

Top Ten Holdings

(% of net assets)

Table Summary
Burlington Stores, Inc.	3.17%
IDACORP, Inc.	3.06%
Littelfuse, Inc.	3.02%
Onto Innovation, Inc.	2.59%
CACI International, Inc., Class A	2.57%
Enpro, Inc.	2.47%
Permian Resources Corp., Class A	2.43%
Diodes, Inc.	2.35%
Stifel Financial Corp.	2.35%
Markel Group, Inc.	2.32%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2026

TFA-FSMBX-26

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1) on this Form N-CSR. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors. The audit committee financial expert is Donna Walsh who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $96,600 in 2025 and $96,600 in 2026.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $3,000 in 2025 and $3,000 in 2026.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $19,200 in 2025 and $19,200 in 2026. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $0 in 2026.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2025 and $0 in 2026. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Tributary Funds
®
Annual Financials and Other Information
March 31, 2026
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member
FINRA. Northern Lights Distributors, LLC (the “Distributor”) and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Annual Report 2026
Table of Contents
Schedules of Portfolio Investments 4
Statements of Assets and Liabilities 26
Statements of Operations 28
Statements of Changes in Net Assets 30
Financial Highlights 32
Notes to Financial Statements 34
Report of Independent Registered Public Accounting Firm 42
Important Tax Information 43
Additional Fund Information 44

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
SHORT-INTERMEDIATE BOND FUND
Annual Report 2026
See accompanying Notes to Financial Statements.
4

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 44.2%
Asset Backed Securities - 26.3%
$ 1,331,987 AFG ABS I, LLC, 9.40%, 09/16/30(a) $ 1,372,352
670,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(a) 673,103
136,853 Auxilior Term Funding, LLC, 6.18%,
12/15/28(a) 137,149
1,200,000 Avant Loans Funding Trust, 5.12%,
05/15/34(a) 1,202,473
88,147 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(a) 88,207
1,386,249 Bankers Healthcare Group
Securitization Trust 2023-B, 6.92%,
12/17/36(a) 1,440,145
57,718 Bankers Healthcare Group
Securitization Trust 2024-1CON,
6.49%, 04/17/35(a) 59,112
264,881 Bankers Healthcare Group
Securitization Trust 2024-1CON,
5.81%, 04/17/35(a) 269,307
1,585,000 BofA Auto Trust, 5.31%, 06/17/30(a) 1,604,688
250,000 Capital One Prime Auto Receivables
Trust, 4.66%, 01/15/30 252,112
1,039,536 Capteris Equipment Finance, LLC,
5.58%, 07/20/32(a) 1,054,785
1,120,000 Capteris Equipment Finance, LLC,
4.95%, 09/20/33(a) 1,114,021
520,000 Carvana Auto Receivables Trust, 4.67%,
12/10/30(a) 521,177
500,000 Carvana Auto Receivables Trust, 5.74%,
11/13/29(a) 510,095
349,605 CCG Receivables Trust, 4.99%,
03/15/32(a) 352,001
2,025,000 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(a) 1,696,647
300,000 Cherry Securitization Trust, 5.70%,
04/15/32(a) 301,265
173,719 Commonbond Student Loan Trust,
2.55%, 05/25/41(a) 166,911
177,244 Commonbond Student Loan Trust,
3.87%, 02/25/46(a) 172,020
21,409 CP EF Asset Securitization II, LLC,
7.48%, 03/15/32(a) 21,510
858,828 Crossroads Asset Trust, 4.91%,
02/20/32(a) 863,126
1,290,000 Dext ABS, LLC, 4.77%, 08/15/35(a) 1,298,329
1,000,000 Dext ABS, LLC, 4.66%, 04/15/36(a) 995,656
1,018,190 DLLAD, LLC, 4.79%, 01/20/28(a) 1,021,310
1,335,000 DLLAD, LLC, 5.30%, 07/20/29(a) 1,355,426
437,145 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(a) 401,268
Principal
Amount
Security
Description Value
$ 1,070,000 FCCU Auto Receivables Trust, 4.32%,
03/15/32(a) $ 1,058,239
360,234 First Help Financial LLC, 4.94%,
11/15/30(a) 359,376
508,276 First Help Financial, LLC, 5.69%,
02/15/30(a) 511,255
810,687 Foundation Finance Trust, 4.60%,
03/15/50(a) 807,060
1,215,091 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(a) 1,221,381
1,500,000 GreenSky Home Improvement Issuer
Trust, 5.02%, 06/25/60(a) 1,516,434
408,902 GreenSky Home Improvement Trust,
5.67%, 06/25/59(a) 414,752
575,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(a) 584,812
896,860 GreenState Auto Receivables Trust,
5.19%, 01/16/29(a) 901,097
1,000,000 HPEFS Equipment Trust, 5.35%,
10/20/31(a) 1,007,071
663,270 Huntington Auto Trust, 5.23%,
01/16/29(a) 667,977
520,304 Huntington Bank Auto Credit-Linked
Notes, 5.44%, 10/20/32(a) 524,331
774,350 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(a) 777,047
650,000 Huntington Bank Auto Credit-Linked
Notes, 4.50%, 02/20/34(a) 647,149
837,687 Iowa Student Loan Liquidity Corp.,
4.46%, 08/25/70(b) 833,884
1,220,000 M&T Equipment Notes, 4.94%,
08/18/31(a) 1,235,631
1,250,000 M&T Equipment Notes, 4.91%,
03/16/32(a) 1,261,526
670,000 MMAF Equipment Finance, LLC,
4.95%, 07/14/31(a) 676,347
677,910 Navient Student Loan Trust, 0.97%,
12/16/69(a) 606,637
899,250 NMABS Issuer I, LLC, 5.14%,
11/22/55(a) 880,563
118,579 NMEF Funding, LLC, 6.57%,
06/17/30(a) 118,943
380,022 NMEF Funding, LLC, 5.15%,
12/15/31(a) 381,855
636,302 North Texas Higher Education
Authority, Inc., 4.36%, 09/25/61(b) 631,705
946,213 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51(a) 822,905
650,411 OCCU Auto Receivables Trust, 6.23%,
06/15/28(a) 652,669
298,073 Octane Receivables Trust, 5.80%,
07/20/32(a) 300,271

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
SHORT-INTERMEDIATE BOND FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 855,699 Octane Receivables Trust, 4.48%,
12/20/46(a) $ 852,066
1,000,000 PEAC Solutions Receivables, LLC,
4.65%, 10/20/31(a) 1,003,083
1,070,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(a) 1,083,354
1,250,000 PEAC Solutions Receivables, LLC,
4.27%, 10/20/28(a) 1,249,377
928,210 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(a) 934,187
800,000 RCKT Trust, 4.60%, 11/27/34(a) 798,266
336,456 SLM Student Loan Trust, 5.15%,
10/25/83(b) 335,610
285,521 SLM Student Loan Trust, 5.80%,
04/15/29(b) 286,138
133,837 SLM Student Loan Trust, 5.85%,
07/25/28(b) 134,374
1,320,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(a) 1,331,724
1,385,000 SoFi Consumer Loan Program Trust,
4.67%, 08/15/34(a) 1,381,738
362,866 Sofi Professional Loan Program Trust,
1.03%, 08/17/43(a) 322,776
81,057 Sofi Professional Loan Program Trust,
3.59%, 01/25/48(a) 80,683
490,427 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(a) 439,861
159,668 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48(a) 157,272
1,150,000 Space Coast Credit Union, 4.78%,
12/15/31(a) 1,145,465
1,594,856 Truist Bank Auto Credit-Linked Notes,
4.73%, 09/26/33(a) 1,594,376
780,204 UPX HIL 2025-1 Issuer Trust, 5.16%,
01/25/47(a) 776,965
830,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(a) 812,029
665,027 Verdant Receivables, LLC, 5.68%,
12/12/31(a) 675,292
1,700,000 Verdant Receivables, LLC, 4.96%,
05/12/33(a) 1,716,134
497,007 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(a) 499,167
1,375,000 Wingspire Equipment Finance, LLC,
4.57%, 09/20/33(a) 1,368,630
57,323,679
Non-Agency Commercial Mortgage Backed Securities - 11.0%
1,000,000 Acore Issuer, LLC CLO, 5.13%,
08/20/43(a)(b) 1,000,181
39,031 BANK 2019-BNK16, 3.93%, 02/15/52 38,790
764,777 BANK 2025-BNK51, 4.38%, 12/25/67 758,950
Principal
Amount
Security
Description Value
$ 875,000 BSTN Commercial Mortgage Trust,
4.57%, 04/13/41(a)(c) $ 873,876
642,466 BX Trust, 4.64%, 11/15/38(a)(b) 642,064
1,100,000 BXHPP Trust, 4.44%, 08/15/36(a)(b) 1,042,250
1,500,000 BXMT, Ltd. CLO, 5.32%, 10/18/42(a)
(b) 1,500,937
753,598 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 741,790
81,524 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 81,280
1,000,000 FirstKey Homes Trust, 4.50%,
07/17/38(a) 996,866
1,925,960 FirstKey Homes Trust, 4.25%,
07/17/38(a) 1,920,959
1,048,000 FS Rialto Issuer Ltd. CLO, 5.10%,
01/19/44(a)(b) 1,048,080
1,120,000 IP 2025-IP Mortgage Trust, 5.25%,
06/10/42(a)(c) 1,128,729
1,770,220 KNDR 2021-KIND A, 4.74%,
08/15/38(a)(b) 1,761,369
1,045,000 Liberty Street Commercial Mortgage
Trust 2026-225L, 4.59%, 02/10/43(a)
(c) 1,031,378
424,592 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 405,328
234,594 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 220,282
918,079 Tricon Residential Trust, 3.86%,
04/17/39(a) 909,599
657,377 TRTX Issuer, Ltd. CLO, 5.33%,
02/15/39(a)(b) 657,268
1,450,000 VASA Trust, 4.69%, 07/15/39(a)(b) 1,422,102
646,337 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(a)(c) 560,226
519,579 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 525,502
1,445,000 Wells Fargo Commercial Mortgage
Trust, 4.95%, 07/15/35(a)(c) 1,451,158
1,073,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 1,122,677
2,145,000 WSTN Trust, 6.30%, 07/05/37(a)(c) 2,166,939
24,008,580
Non-Agency Residential Mortgage Backed Securities - 6.9%
586,645 Angel Oak Mortgage Trust, 4.04%,
01/25/67(a)(c) 560,972
86,321 BRAVO Residential Funding Trust,
2.50%, 05/26/59(a)(c) 85,268
315,437 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 300,868
265,950 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 258,222

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
SHORT-INTERMEDIATE BOND FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 849,315 Citigroup Mortgage Loan Trust, 4.50%,
06/25/58(a)(c) $ 829,583
252,634 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 247,540
26,073 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 25,466
1,125,629 COOPR Residential Mortgage Trust,
5.65%, 05/25/60(a)(d) 1,131,697
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/27 1,085
67,796 Credit Suisse Mortgage Trust, 2.50%,
07/25/28(a)(c) 66,121
38,126 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.92%,
02/25/33(b) 45,523
79,581 CSMLT Trust, 2.95%, 10/25/30(a)(c) 76,921
724,096 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(a)(d) 727,697
1,209,550 Ellington Financial Mortgage Trust,
4.91%, 12/25/60(a)(d) 1,198,007
186,070 JPMorgan Mortgage Trust, 3.00%,
06/25/29(a)(c) 184,525
103,821 MFRA Trust, 2.79%, 08/25/49(a)(c) 101,444
62,598 MFRA Trust, 0.85%, 01/25/56(a)(c) 60,945
302,309 MFRA Trust, 4.91%, 04/25/66(a)(d) 298,714
186,474 New Residential Mortgage Loan Trust,
4.50%, 05/25/58(a)(c) 181,588
17,218 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 16,566
28,374 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 27,347
45,190 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 43,891
209,881 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50(a)(c) 200,787
865,000 Onslow Bay Financial, LLC, 5.32%,
01/25/66(a)(d) 865,514
940,955 Provident Funding Mortgage Trust,
6.00%, 08/25/55(a)(c) 945,471
2,000,000 RCKT Trust, 4.99%, 07/25/34(a) 2,005,038
11,499 Residential Accredit Loans, Inc. Trust
REMIC, 7.80%, 01/07/27(b) 7,306
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 01/07/27 4,942
635,221 Towd Point Mortgage Trust, 3.75%,
10/25/56(a)(c) 627,694
317,245 Towd Point Mortgage Trust, 2.75%,
06/25/57(a)(c) 312,113
43,976 Towd Point Mortgage Trust, 3.25%,
07/25/58(a)(c) 43,666
Principal
Amount
Security
Description Value
$ 166,314 Towd Point Mortgage Trust, 2.25%,
02/25/60(a)(c) $ 163,756
574,527 Towd Point Mortgage Trust, 2.25%,
11/25/61(a)(c) 537,292
899,331 Woodward Capital Management,
6.14%, 04/25/44(a)(c) 904,754
925,000 Woodward Capital Management,
5.65%, 01/25/45(a)(d) 929,511
1,067,763 Woodward Capital Management,
4.76%, 02/25/56(a)(d) 1,056,009
15,073,843
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $97,235,373) 96,406,102
Corporate Bonds - 29.4%
Communication Services - 1.4%
1,130,000 Airbnb, Inc., 4.65%, 03/16/31 1,127,454
1,050,000 AT&T, Inc., 4.35%, 03/01/29 1,050,941
888,000 Verizon Communications, Inc., 1.68%,
10/30/30 783,685
2,962,080
Consumer Discretionary - 3.5%
1,320,000 American Honda Finance Corp., 4.25%,
09/01/28 1,309,072
880,000 American Honda Finance Corp., 4.15%,
01/08/29 869,248
700,000 Carnival Corp., 4.00%, 08/01/28(a) 683,534
435,000 Discovery Global Holdings, Inc.,
4.05%, 03/15/29 420,863
1,000,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 998,600
900,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 910,151
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 1,108,828
300,000 Newell Brands, Inc., 6.38%, 05/15/30 287,974
900,000 Tapestry, Inc., 5.10%, 03/11/30 909,347
275,000 Whirlpool Corp., 6.13%, 06/15/30 268,504
7,766,121
Consumer Staples - 2.3%
350,000 Agilent Technologies, Inc., 2.75%,
09/15/29 331,403
300,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC,
5.75%, 03/31/34(a) 293,504
300,000 Flowers Foods, Inc., 2.40%, 03/15/31 253,737
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 449,647
2,270,000 Mars, Inc., 4.80%, 03/01/30(a) 2,293,890
10,000 Mars, Inc., 0.88%, 07/16/26(a) 9,909
508,000 The Campbell's Co., 5.20%, 03/19/27 510,731
200,000 Turning Point Brands, Inc., 7.63%,
03/15/32(a) 204,680

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
SHORT-INTERMEDIATE BOND FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 680,000 United Rentals North America, Inc.,
4.88%, 01/15/28 $ 677,048
5,024,549
Energy - 1.6%
450,000 ConocoPhillips Co., 4.70%, 01/15/30 453,989
2,155,000 Energy Transfer LP, 4.95%, 05/15/28 2,173,379
300,000 PBF Holding Co., LLC/PBF Finance
Corp., 9.88%, 03/15/30(a) 321,588
350,000 Viper Energy Partners, LLC, 4.90%,
08/01/30 349,769
3,298,725
Financials - 11.5%
1,325,000 Bank of America Corp., 3.71%,
04/24/28(c) 1,314,909
1,050,000 Bank of America Corp., MTN, 3.19%,
07/23/30(c) 1,007,013
300,000 Blackstone Secured Lending Fund,
5.13%, 01/31/31 287,305
675,000 CBRE Services, Inc., 4.80%, 06/15/30 676,355
1,345,000 CBRE Services, Inc., 5.50%, 04/01/29 1,376,762
2,245,000 Citigroup, Inc., 5.17%, 02/13/30(c) 2,279,608
550,000 Enact Holdings, Inc., 6.25%, 05/28/29 566,055
2,225,000 JPMorgan Chase & Co., 5.14%,
01/24/31(c) 2,265,721
610,000 KeyCorp, MTN, 2.25%, 04/06/27 596,817
2,205,000 Morgan Stanley, 5.45%, 07/20/29(c) 2,244,313
890,000 NNN REIT, Inc., 4.60%, 02/15/31 884,623
1,900,000 Regions Financial Corp., 5.72%,
06/06/30(c) 1,948,532
750,000 Stellantis Financial Services US Corp.,
4.95%, 09/15/28(a) 745,874
2,185,000 The Goldman Sachs Group, Inc.,
5.21%, 01/28/31(c) 2,220,040
2,240,000 Truist Financial Corp., MTN, 4.87%,
01/26/29(c) 2,254,739
2,215,000 U.S. Bancorp, 5.78%, 06/12/29(c) 2,278,304
125,000 Walker & Dunlop, Inc., 6.63%,
04/01/33(a) 122,210
750,000 Wells Fargo & Co., 4.48%, 04/04/31(c) 743,520
1,295,000 Wells Fargo & Co., 4.81%, 07/25/28(c) 1,300,375
25,113,075
Industrials - 1.8%
660,000 Fedex Freight Holding Co., Inc.,
4.65%, 03/15/31(a) 648,691
300,000 Graphic Packaging International, LLC,
3.50%, 03/15/28(a) 288,254
875,000 Huntington Ingalls Industries, Inc.,
5.35%, 01/15/30 891,975
1,150,000 Molex Electronic Technologies, LLC,
4.75%, 04/30/28(a) 1,154,906
975,000 The Boeing Co., 6.30%, 05/01/29 1,023,590
4,007,416
Principal
Amount
Security
Description Value
Information Technology - 3.9%
$ 450,000 Concentrix Corp., 6.50%, 03/01/29 $ 437,691
1,350,000 Dell International, LLC/EMC Corp.,
4.75%, 04/01/28 1,359,487
1,740,000 Hewlett Packard Enterprise Co., 4.40%,
09/25/27 1,737,428
200,000 NCR Atleos Corp., 9.50%, 04/01/29(a) 214,089
1,100,000 Oracle Corp., 4.45%, 09/26/30 1,060,050
1,270,000 Paychex, Inc., 5.10%, 04/15/30 1,281,384
2,460,000 Salesforce, Inc., 4.65%, 03/15/29 2,465,094
8,555,223
Materials - 0.9%
1,885,000 The Mosaic Co., 5.38%, 11/15/28 1,925,596
Utilities - 2.5%
2,230,000 Exelon Corp., 5.13%, 03/15/31 2,269,686
650,000 FirstEnergy Corp., 3.90%, 07/15/27 644,707
1,250,000 Florida Power & Light Co., 4.40%,
05/15/28 1,255,009
1,310,000 NiSource, Inc., 5.75%, 07/15/56(c) 1,290,069
5,459,471
Total Corporate Bonds (Cost $63,763,112) 64,112,256
Government & Agency Obligations - 26.1%
GOVERNMENT SECURITIES - 25.0%
Municipals - 0.9%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 325,168
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,403,226
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 226,756
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 166,894
2,122,044
U.S. Treasury Securities - 24.1%
19,825,000 U.S. Treasury Note, 4.13%, 07/31/28 19,961,297
1,700,000 U.S. Treasury Note/Bond, 4.13%,
08/31/30 1,713,082
12,450,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 12,211,213
12,085,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 12,223,789
6,400,000 U.S. Treasury Note/Bond, 4.13%,
11/30/29 6,453,000
52,562,381
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.1%
Federal Home Loan Mortgage Corp. - 0.4%
203,602 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 179,668

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
SHORT-INTERMEDIATE BOND FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 130,248 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(d) $ 129,100
497,944 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 473,305
221,544 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 34,911
23,233 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 633
52,968 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 5,082
822,699
Federal National Mortgage Association - 0.0%
6,889 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 6,857
129,379 Federal National Mortgage Association
Interest Only, 2.69%, 01/25/39(c) 4,532
11,389
Government National Mortgage Association - 0.7%
1,117,719 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,117,050
111,518 Government National Mortgage
Association #559220, 7.00%,
01/15/33 111,538
80,431 Government National Mortgage
Association #610022, 5.60%,
08/15/34 80,339
241,090 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 242,113
1,551,040
Total Government & Agency Obligations (Cost
$57,050,622) 57,069,553
Shares
Security
Description Value
Preferred Stocks - 0.1%
Financials - 0.1%
300 U.S. Bancorp, Series A (callable at 1,000
beginning 04/30/26), 12.38%(c)(e) 225,000
Total Preferred Stocks (Cost $307,815) 225,000
Shares
Security
Description Value
Short-Term Investments - 0.1%
Investment Company - 0.1%
325,877 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.55%(f) $ 325,877
Total Short-Term Investments (Cost $325,877) 325,877
Investments, at value - 99.9% (Cost $218,682,799) 218,138,788
Other assets in excess of liabilities - 0.1% 139,351
NET ASSETS - 100.0% $ 218,278,139
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2026, the aggregate value of these liquid securities were $99,669,540 or 45.7% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2026.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2026.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31,
2026.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
INCOME FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 15.4%
Asset Backed Securities - 5.3%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(a) $ 950,196
543,120 Capital Automotive, 1.44%,
08/15/51(a) 536,175
836,701 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(a) 673,021
231,101 Commonbond Student Loan Trust,
1.17%, 09/25/51(a) 201,284
49,833 CoreVest American Finance, Ltd.,
1.36%, 08/15/53(a) 49,572
278,207 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45(a) 260,480
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(a) 900,768
766,322 Home Partners of America Trust,
2.20%, 01/17/41(a) 719,605
315,726 Navient Student Loan Trust, 1.11%,
02/18/70(a) 281,498
148,648 Nelnet Student Loan Trust, 1.63%,
04/20/62(a) 141,818
265,671 Nelnet Student Loan Trust, 1.36%,
04/20/62(a) 253,279
644,463 NMABS Issuer I, LLC, 5.14%,
11/22/55(a) 631,070
805,819 Progress Residential Trust, 1.52%,
07/17/38(a) 799,005
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46(a) 432,092
272,482 SLM Student Loan Trust, 5.15%,
10/25/83(b) 271,796
386,219 SLM Student Loan Trust, 5.80%,
04/15/29(b) 387,053
1,097,710 Tricon American Homes Trust, 1.48%,
11/17/39(a) 1,045,644
620,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(a) 606,576
9,140,932
Non-Agency Commercial Mortgage Backed Securities - 2.0%
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(a) 1,012,195
448,181 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 427,846
180,972 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 169,932
605,436 Tricon Residential Trust, 3.86%,
04/17/39(a) 599,844
288,655 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 291,945
Principal
Amount
Security
Description Value
$ 480,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 $ 502,223
475,000 Wells Fargo Commercial Mortgage
Trust, 4.55%, 03/15/59 470,603
3,474,588
Non-Agency Residential Mortgage Backed Securities - 8.1%
877,215 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 836,698
184,208 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 178,855
207,107 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 202,930
179,970 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 175,775
55,107 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 56,429
714,569 COOPR Residential Mortgage Trust,
4.84%, 09/25/60(a)(d) 709,117
9,631 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 9,642
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/27 1,085
570,571 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(a)(c) 537,245
642,513 Credit Suisse Mortgage Trust, 2.50%,
11/25/56(a)(c) 583,325
782,481 Credit Suisse Mortgage Trust, 4.34%,
08/01/57(a)(c) 754,083
38,126 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.92%,
02/25/33(b) 45,523
76,520 CSMLT Trust, 2.95%, 10/25/30(a)(c) 73,963
600,000 Ellington Financial Mortgage Trust,
5.47%, 04/25/71(a)(d) 600,110
534,329 Flagstar Mortgage Trust, 2.50%,
07/25/51(a)(c) 481,650
747,577 Hundred Acre Wood Trust, 2.50%,
07/25/51(a)(c) 676,683
662,239 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51(a)(c) 593,434
320,913 MFRA Trust, 4.91%, 04/25/66(a)(d) 317,096
209,236 New Residential Mortgage Loan Trust,
4.00%, 12/25/57(a)(c) 204,052
162,532 New Residential Mortgage Loan Trust,
3.50%, 10/25/59(a)(c) 152,196
120,729 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 116,158
72,224 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 69,611

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
INCOME FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 209,124 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) $ 203,110
513,198 Onslow Bay Financial LLC, 3.00%,
02/25/52(a)(c) 466,044
543,227 Onslow Bay Financial LLC, 4.87%,
10/25/65(a)(c) 539,868
360,000 Onslow Bay Financial, LLC, 5.32%,
01/25/66(a)(d) 360,214
1,156,683 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 1,036,911
741,207 PSMC Trust, 2.50%, 08/25/51(a)(c) 670,466
13,500 Residential Accredit Loans, Inc. Trust
REMIC, 7.80%, 01/07/27(b) 8,577
651,520 Sequoia Mortgage Trust, 2.50%,
06/25/51(a)(c) 585,405
80,922 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30(a)(c) 79,554
726,316 Towd Point Mortgage Trust, 4.81%,
06/25/65(a)(c) 722,407
716,228 Verus Securitization Trust, 4.86%,
01/25/71(a)(d) 712,707
661,398 Woodward Capital Management,
2.50%, 01/25/52(a)(c) 589,008
583,315 Woodward Capital Management,
4.76%, 02/25/56(a)(d) 576,894
13,926,825
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $27,937,040) 26,542,345
Corporate Bonds - 25.7%
Communication Services - 2.1%
440,000 Airbnb, Inc., 4.65%, 03/16/31 439,009
345,000 Alphabet, Inc., 2.25%, 08/15/60 173,494
440,000 Amazon.com, Inc., 4.55%, 03/13/33 435,765
1,235,000 AT&T, Inc., 4.30%, 12/15/42 1,025,133
540,000 Meta Platforms, Inc., 3.85%, 08/15/32 515,420
195,000 Meta Platforms, Inc., 4.60%, 11/15/32 193,087
905,000 Verizon Communications, Inc., 3.55%,
03/22/51 631,395
3,413,303
Consumer Discretionary - 2.0%
550,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 556,203
400,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 366,252
1,550,000 McDonald's Corp., 3.63%, 09/01/49 1,115,565
525,000 Tapestry, Inc., 5.10%, 03/11/30 530,453
1,277,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,091,056
3,659,529
Consumer Staples - 2.4%
985,000 Dollar General Corp., 3.50%, 04/03/30 937,876
545,000 Flowers Foods, Inc., 5.75%, 03/15/35 520,689
Principal
Amount
Security
Description Value
$ 530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) $ 541,621
685,000 Mars, Inc., 5.20%, 03/01/35(a) 691,522
870,000 The Campbell's Co., 4.75%, 03/23/35 800,947
665,000 The Kroger Co., 5.00%, 09/15/34 656,596
4,149,251
Energy - 0.9%
1,165,000 Energy Transfer LP, 5.55%, 05/15/34 1,186,281
385,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 346,958
1,533,239
Financials - 8.6%
1,315,000 Bank of America Corp., 2.69%,
04/22/32(c) 1,191,677
745,000 CBRE Services, Inc., 2.50%, 04/01/31 665,647
505,000 CBRE Services, Inc., 4.90%, 01/15/33 497,991
947,000 Chubb INA Holdings, LLC, 6.80%,
11/15/31 1,045,565
1,175,000 Citigroup, Inc., 4.91%, 05/24/33(c) 1,169,681
1,244,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,129,651
1,165,000 JPMorgan Chase & Co., 5.34%,
01/23/35(c) 1,182,880
470,000 KeyCorp, MTN, 2.25%, 04/06/27 459,843
1,205,000 Morgan Stanley, 4.89%, 07/20/33(c) 1,197,307
500,000 Regions Financial Corp., 5.50%,
09/06/35(c) 500,681
830,000 Regions Financial Corp., 1.80%,
08/12/28 779,004
1,330,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(c) 1,201,188
1,170,000 Truist Financial Corp., MTN, 5.12%,
01/26/34(c) 1,166,853
1,205,000 U.S. Bancorp, 4.84%, 02/01/34(c) 1,190,874
1,180,000 Wells Fargo & Co., 5.21%, 12/03/35(c) 1,174,781
14,553,623
Industrials - 4.6%
1,009,000 Agilent Technologies, Inc., 2.10%,
06/04/30 913,142
685,000 AptarGroup, Inc., 4.75%, 03/30/31 678,877
1,220,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,064,760
525,000 Eaton Corp., 4.50%, 03/06/33 517,803
225,000 Emerson Electric Co., 5.00%, 03/15/35 226,473
200,000 Fedex Freight Holding Co., Inc.,
5.25%, 03/15/36(a) 193,498
1,097,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,079,644
430,000 Molex Electronic Technologies, LLC,
5.25%, 04/30/32(a) 435,659
1,252,000 RTX Corp., 4.88%, 10/15/40 1,188,061
330,000 The Boeing Co., 6.53%, 05/01/34 359,483

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
INCOME FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 815,000 TTX Co., 4.60%, 02/01/49(a) $ 699,327
935,000 Waste Management, Inc., 1.50%,
03/15/31 812,409
8,169,136
Information Technology - 1.9%
300,000 Concentrix Corp., 6.50%, 03/01/29 291,794
625,000 Hewlett Packard Enterprise Co., 5.00%,
10/15/34 604,992
400,000 Oracle Corp., 4.45%, 09/26/30 385,473
665,000 Oracle Corp., 2.30%, 03/25/28 633,452
475,000 Paychex, Inc., 5.60%, 04/15/35 477,052
1,125,000 QUALCOMM, Inc., 4.30%, 05/20/47 913,210
3,305,973
Materials - 0.6%
169,000 Albemarle Corp., 5.05%, 06/01/32 169,603
819,000 The Mosaic Co., 5.45%, 11/15/33 827,707
997,310
Real Estate - 0.6%
1,000,000 NNN REIT, Inc., 4.30%, 10/15/28 996,283
Utilities - 2.0%
1,125,000 Duke Energy Corp., 5.75%, 09/15/33 1,170,614
420,000 Exelon Corp., 6.50%, 03/15/55(c) 428,216
425,000 Exelon Corp., 5.13%, 03/15/31 432,564
1,070,000 NiSource, Inc., 5.35%, 04/01/34 1,088,692
560,294 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34(a) 556,398
3,676,484
Total Corporate Bonds (Cost $46,414,304) 44,454,131
Government & Agency Obligations - 58.5%
GOVERNMENT SECURITIES - 26.4%
Municipals - 0.6%
200,000 Empire State Development Corp., New
York RB, 5.77%, 03/15/39 204,594
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 340,283
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 441,219
986,096
U.S. Treasury Securities - 25.8%
275,000 U.S. Treasury Bond, 4.38%, 08/15/43 259,563
9,910,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,463,372
2,310,000 U.S. Treasury Bond, 3.63%, 05/15/53 1,852,241
8,105,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 7,416,708
13,540,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 12,006,701
4,640,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 4,554,994
1,550,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 1,549,576
Principal
Amount
Security
Description Value
$ 300,000 U.S. Treasury Note/Bond, 4.00%,
11/15/35 $ 292,641
9,190,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,350,303
2,750,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 2,781,582
44,527,681
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 32.1%
Federal Home Loan Mortgage Corp. - 12.4%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32(c) 700,127
510,659 Federal Home Loan Mortgage Corp.,
5.50%, 04/25/36 520,499
291,780 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 286,017
504,256 Federal Home Loan Mortgage Corp.,
3.00%, 08/25/56(d) 478,774
226,338 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 215,139
523,855 Federal Home Loan Mortgage Corp.,
2.50%, 11/25/59 482,490
242 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 242
778,344 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 667,546
946,942 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 897,441
1,350,686 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,308,010
1,185,985 Federal Home Loan Mortgage Corp.
#RA8528, 5.00%, 02/01/53 1,183,138
1,131,127 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 1,168,631
1,388,107 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,322,802
1,781,585 Federal Home Loan Mortgage Corp.
#SD1087, 3.50%, 06/01/52 1,641,758
2,410,521 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,292,474
1,605,317 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,562,511
786,360 Federal Home Loan Mortgage Corp.
#SD6968, 5.50%, 11/01/54 799,454
56,088 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 56,129
60,430 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 60,550
742,636 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 679,757
162,800 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 161,116

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
INCOME FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 252,731 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 $ 244,201
502,272 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 485,035
545,340 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 85,935
97,798 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 97,106
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 941,832
442,325 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 433,782
545,646 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 507,849
336,772 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 312,251
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,420,326
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 472,516
21,485,438
Federal National Mortgage Association - 16.3%
1,355,834 Federal National Mortgage Association,
5.00%, 07/25/36 1,356,971
45,091 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 44,625
38,612 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 38,213
269,205 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 246,411
84,718 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 83,842
15,798 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 16,571
196,675 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 189,953
62,867 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 60,718
153,814 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27(c) 152,325
1,090,274 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,034,011
1,120,773 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,037,456
235,180 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 226,989
285,016 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 281,187
237,268 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 227,109
Principal
Amount
Security
Description Value
$ 301,627 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 $ 269,756
288,303 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 270,189
888,352 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 787,478
1,141,747 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,015,838
1,744,708 Federal National Mortgage Association
#CB4393, 4.50%, 08/01/52 1,694,709
394,023 Federal National Mortgage Association
#CB4561, 5.00%, 09/01/52 393,268
1,476,606 Federal National Mortgage Association
#CB7422, 5.50%, 11/01/53 1,500,983
2,234,830 Federal National Mortgage Association
#CB9308, 5.00%, 10/01/54 2,227,340
854,924 Federal National Mortgage Association
#FA3872, 5.50%, 12/01/45 870,627
1,747,006 Federal National Mortgage Association
#FM2725, 3.00%, 02/01/50 1,538,436
2,471,939 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,192,107
1,744,969 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,612,225
1,498,455 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,427,960
866,219 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 767,623
1,790,676 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,649,062
977,222 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 975,967
1,308,637 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,299,266
200,951 Federal National Mortgage Association
Interest Only, 2.69%, 01/25/39(c) 7,038
573,452 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 517,165
431,237 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29(c) 424,981
86,568 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 85,162
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 931,378
674,977 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 673,177
28,128,116
Government National Mortgage Association - 3.4%
708,902 Government National Mortgage
Association, 5.50%, 05/16/40 725,773
854,591 Government National Mortgage
Association, 4.75%, 05/16/42 855,522

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
INCOME FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 305,700 Government National Mortgage
Association, 2.85%, 04/16/50 $ 295,224
490,749 Government National Mortgage
Association, 4.87%, 04/20/51(c) 484,781
844,406 Government National Mortgage
Association, 4.75%, 10/16/55 837,087
835,702 Government National Mortgage
Association, 4.75%, 03/16/65(c) 830,195
347,385 Government National Mortgage
Association, 3.50%, 01/20/69(c) 337,346
681,290 Government National Mortgage
Association #786915, 5.50%,
09/20/53 692,736
289,712 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 266,173
475,412 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 477,431
5,802,268
Total Government & Agency Obligations (Cost
$106,257,151) 100,929,599
Shares
Security
Description Value
Short-Term Investments - 0.4%
Investment Company - 0.4%
715,253 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.55%(e) 715,253
Total Short-Term Investments (Cost $715,253) 715,253
Investments, at value - 100.0% (Cost $181,323,748) 172,641,328
Other liabilities in excess of assets - 0.0% (16,569)
NET ASSETS - 100.0% $ 172,624,759
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2026, the aggregate value of these liquid securities were $28,273,691 or 16.4% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2026.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2026.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2026.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
NEBRASKA TAX-FREE FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 96.7%
GOVERNMENT SECURITIES - 93.7%
Municipals - 93.7%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 110,039
Colorado - 2.0%
250,000 City of Durango CO Sales & Use Tax
Revenue, Colorado RB, 5.25%,
12/01/55 262,178
200,000 City of Wheat Ridge CO Sales & Use
Tax Revenue, Colorado RB, 5.00%,
12/01/42 214,014
150,000 County of El Paso CO, Colorado COP,
5.00%, 12/01/37 163,852
395,000 Denver City & County School District
No. 1, Colorado GO, 5.50%,
12/01/46 435,863
1,075,907
Illinois - 0.9%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 263,706
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 216,692
480,398
Iowa - 0.9%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 226,813
225,000 Woodbine Community School District
Infrastructure Sales Service & Use Tax,
Iowa RB, 5.00%, 06/01/32 246,598
473,411
Massachusetts - 0.4%
200,000 Commonwealth of Massachusetts,
Massachusetts GO, 5.00%, 04/01/50 207,826
Michigan - 0.6%
300,000 Michigan State Housing Development
Authority, Michigan RB FNMA,
4.55%, 08/01/41 304,604
Missouri - 0.5%
225,000 City of Kansas City MO, Missouri RB,
5.00%, 04/01/43 237,795
Nebraska - 81.1%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 254,524
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 294,710
200,000 Buffalo County School District No. 105,
Nebraska GO, 4.00%, 06/15/35 202,020
Principal
Amount
Security
Description Value
$ 200,000 Burt County Public Power District,
Nebraska RB, 4.75%, 07/01/34 $ 204,541
260,000 Burton County School District No. 20,
Nebraska GO, 5.00%, 12/15/30 267,842
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 382,713
350,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/32 367,050
285,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/33 298,076
305,000 City of Ashland NE, Nebraska GO,
3.85%, 04/01/34 304,065
200,000 City of Aurora NE, Nebraska GO,
5.00%, 12/15/28 200,397
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 300,647
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 327,169
140,000 City of Bellevue NE, Nebraska RB,
5.00%, 09/15/34 147,943
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 53,778
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 113,928
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 335,312
130,000 City of Crete NE, Nebraska GO,
3.70%, 05/01/26 130,023
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 199,995
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 130,446
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 349,511
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 247,438
50,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/32 51,579
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 439,910
70,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 69,507
220,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 5.00%,
06/15/32 231,950
400,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 1.25%,
12/15/27 381,197

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
NEBRASKA TAX-FREE FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 200,000 City of Lincoln NE Sanitary Sewer
Revenue, Nebraska RB, 5.00%,
06/15/36 $ 217,469
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 150,975
150,000 City of Nebraska City NE, Nebraska
GO, 3.80%, 01/15/33 148,033
205,000 City of North Platte NE, Nebraska GO,
4.00%, 12/15/33 208,391
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 360,007
100,000 City of North Platte NE, Nebraska RB,
5.00%, 12/15/34 105,631
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 47,533
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 382,316
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 217,754
300,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/45 318,405
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 547,013
500,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/37 556,108
250,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/43 267,430
425,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/45 442,944
250,000 City of Papillion NE, Nebraska GO,
3.75%, 09/15/29 251,081
200,000 City of Wayne NE, Nebraska GO,
5.00%, 12/15/35 211,493
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 196,155
200,000 Colfax County School District No. 58,
Nebraska GO, 5.00%, 12/15/35 210,715
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 276,183
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 301,326
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 438,557
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 317,740
Principal
Amount
Security
Description Value
$ 200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 $ 193,651
250,000 Cuming County School District No. 20,
Nebraska GO, 5.25%, 12/15/35 266,889
250,000 Custer County School District No. 25,
Nebraska GO, 5.00%, 12/15/33 262,080
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 322,435
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,150,302
300,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 11/15/34 320,560
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 183,690
510,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 504,498
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 253,679
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 95,791
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 261,623
100,000 Douglas County Sanitary &
Improvement District No. 583,
Nebraska GO, 5.10%, 08/15/36 101,102
250,000 Douglas County School District No. 10,
Nebraska GO, 4.00%, 12/15/32 257,948
250,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 12/15/37 276,824
265,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 06/15/42 285,907
210,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 06/15/46 221,885
200,000 Douglas County School District No. 17,
Nebraska GO, 5.00%, 12/15/37 221,144
200,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 199,542
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 251,873
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 692,925
555,000 Douglas County School District No. 59,
Nebraska GO, 5.00%, 06/15/46 587,425
350,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 350,419
150,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 150,020

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
NEBRASKA TAX-FREE FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 155,000 Fillmore County School District No. 25,
Nebraska GO, 5.00%, 06/15/35 $ 165,256
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 544,038
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 385,356
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 482,517
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 711,687
200,000 Hall County School District No. 2,
Nebraska GO, 5.00%, 12/15/39 218,569
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 155,785
150,000 Lancaster County School District No. 1,
Nebraska GO, 4.00%, 01/15/31 151,635
100,000 Lancaster County School District No. 1,
Nebraska GO, 3.00%, 01/15/37 92,252
370,000 Lancaster County School District No.
14, Nebraska GO, 2.00%, 12/15/34 313,036
320,000 Lancaster County School District No.
14, Nebraska GO, 2.00%, 12/15/28 309,719
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 213,770
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 992,152
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 117,824
130,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 5.00%, 12/01/40 140,856
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 325,397
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 344,007
350,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/32 386,590
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 488,161
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 148,444
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 98,655
175,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 171,581
Principal
Amount
Security
Description Value
$ 125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 $ 136,508
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 200,246
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 457,785
390,000 Omaha Airport Authority, Nebraska
RB, 5.25%, 12/15/40 422,507
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 323,670
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 409,908
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 413,779
185,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/44 197,067
300,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/46 314,773
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/50 358,970
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 383,611
395,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/42 426,674
105,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/43 112,730
115,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/44 122,350
200,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 186,687
1,370,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/53 1,425,710
250,000 Omaha Public Power District, Nebraska
RB, 5.50%, 02/01/54 265,039
400,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/55 418,138
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/55 358,900
400,000 Omaha Public Power District Nebraska
City Station Unit 2, Nebraska RB,
5.00%, 02/01/45 426,576
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 777,896
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 512,690
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 177,573
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 609,467
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 276,454

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
NEBRASKA TAX-FREE FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 700,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 $ 686,213
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 452,332
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 265,823
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 218,442
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/41 216,320
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/43 321,339
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/44 318,924
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 350,057
100,000 Public Power Generation Agency,
Nebraska RB, 3.25%, 01/01/36 94,099
115,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 113,525
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 82,695
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 98,118
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 300,856
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 289,800
300,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/44 315,214
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 302,862
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 297,537
300,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 303,865
70,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 68,420
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 397,909
300,000 Village of Boys Town NE, Nebraska
RB, 5.25%, 07/01/55 308,159
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 195,376
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 181,316
Principal
Amount
Security
Description Value
$ 215,000 Village of Hemingford NE, Nebraska
GO, 4.00%, 12/15/38 $ 199,463
250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 266,971
100,000 York County School District No. 96,
Nebraska GO, 5.00%, 12/15/28 105,252
43,295,624
New York - 1.4%
325,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.00%,
05/01/42 348,102
200,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.00%,
05/01/42 214,957
175,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.50%,
05/01/50 187,548
750,607
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 481,338
South Dakota - 0.4%
220,000 County of Lincoln SD, South Dakota
GO, 5.00%, 12/01/43 232,350
Texas - 3.0%
300,000 Alamo Community College District,
Texas GO, 5.25%, 08/15/50 316,691
100,000 City of Waco TX, Texas GO, 5.25%,
02/01/50 105,162
300,000 Conroe Independent School District,
Texas GO, 5.00%, 02/15/44 320,209
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 150,547
100,000 Fort Worth Independent School
District, Texas GO, 5.00%, 02/15/41 112,051
150,000 Lubbock Independent School District,
Texas GO, 5.25%, 02/15/55 156,504
200,000 Spring Independent School District,
Texas GO, 5.25%, 08/15/55 209,973
200,000 Texas Transportation Finance Corp.,
Texas RB, 5.50%, 10/01/55 214,657
1,585,794
Wisconsin - 1.4%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 413,823

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
NEBRASKA TAX-FREE FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 350,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 $ 344,784
758,607
49,994,300
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 3.0%
Federal Home Loan Mortgage Corp. - 3.0%
197,022 Federal Home Loan Mortgage Corp.,
4.69%, 10/25/40(a) 199,867
192,693 Federal Home Loan Mortgage Corp.,
4.30%, 05/25/41(a) 191,023
284,741 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41(b) 234,196
247,866 Federal Home Loan Mortgage Corp.
FHLMC, 4.76%, 08/25/41(a) 257,076
198,846 Federal Home Loan Mortgage Corp.,
4.78%, 07/25/42 207,298
522,972 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 509,252
1,598,712
Total Government & Agency Obligations (Cost
$52,713,643) 51,593,012
Shares
Security
Description Value
Short-Term Investments - 2.9%
Investment Company - 2.9%
1,571,521 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.55%(c) 1,571,521
Total Short-Term Investments (Cost $1,571,521) 1,571,521
Investments, at value - 99.6% (Cost $54,285,164) 53,164,533
Other assets in excess of liabilities - 0.4% 202,310
NET ASSETS - 100.0% $ 53,366,843
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2026.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2026, the aggregate value of these liquid securities were $234,196 or
0.4% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
BALANCED FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 59.1%
Communication Services - 5.5%
9,350 Alphabet, Inc., Class C $ 2,682,141
2,340 Meta Platforms, Inc., Class A 1,338,784
1,305 T-Mobile US, Inc. 274,089
4,295,014
Consumer Discretionary - 6.1%
8,835 Amazon.com, Inc.(a) 1,840,066
79 Booking Holdings, Inc. 332,615
3,070 O'Reilly Automotive, Inc.(a) 283,392
870 Pool Corp. 176,027
1,185 Royal Caribbean Cruises, Ltd. 326,088
2,570 SharkNinja, Inc.(a) 272,163
2,120 Tesla, Inc.(a) 788,110
1,715 Texas Roadhouse, Inc. 283,215
1,385 The Home Depot, Inc. 455,513
4,757,189
Consumer Staples - 3.1%
3,090 Church & Dwight Co., Inc. 288,359
630 Costco Wholesale Corp. 627,751
2,590 Dollar General Corp. 307,511
6,770 The Coca-Cola Co. 514,858
5,605 Walmart, Inc. 696,589
2,435,068
Energy - 2.7%
1,880 Diamondback Energy, Inc. 371,845
2,725 EOG Resources, Inc. 393,953
5,675 Exxon Mobil Corp. 962,821
2,155 Phillips 66 392,598
2,121,217
Financials - 7.7%
1,705 Chubb, Ltd. 555,711
1,675 CME Group, Inc. 494,711
6,135 Equitable Holdings, Inc. 227,670
5,625 First American Financial Corp. 339,131
3,570 JPMorgan Chase & Co. 1,050,151
1,420 Mastercard, Inc., Class A 709,517
800 Moody's Corp. 349,000
3,080 Morgan Stanley 506,876
1,550 Nicolet Bankshares, Inc. 230,361
3,975 The Bank of New York Mellon Corp. 471,554
5,650 The Charles Schwab Corp. 530,987
7,280 Wells Fargo & Co. 579,561
6,045,230
Health Care - 5.2%
4,125 Abbott Laboratories 423,514
2,805 AbbVie, Inc. 610,060
1,605 Amgen, Inc. 564,719
4,890 Edwards Lifesciences Corp.(a) 391,591
1,010 Eli Lilly & Co. 928,968
405 Humana, Inc. 70,223
865 Thermo Fisher Scientific, Inc. 425,173
Shares
Security
Description Value
1,225 UFP Technologies, Inc.(a) $ 237,160
730 United Therapeutics Corp.(a) 432,875
4,084,283
Industrials - 6.0%
2,530 AMETEK, Inc. 542,331
2,310 Cintas Corp. 390,714
15,100 CSX Corp. 619,855
10,000 Kennametal, Inc. 361,300
1,715 MasTec, Inc.(a) 551,784
17,800 Mueller Water Products, Inc., Class A 489,322
3,300 nVent Electric PLC 390,324
4,237 RTX Corp. 817,317
2,290 Waste Management, Inc. 526,219
4,689,166
Information Technology - 18.6%
3,985 Amphenol Corp., Class A 503,505
12,925 Apple, Inc. 3,280,236
3,630 Arista Networks, Inc.(a) 445,691
4,950 Broadcom, Inc. 1,532,074
3,490 Corning, Inc. 474,535
312 Fair Isaac Corp.(a) 333,072
6,405 Microchip Technology, Inc. 413,827
6,415 Microsoft Corp. 2,374,641
14,800 Mirion Technologies, Inc.(a) 275,132
390 Monolithic Power Systems, Inc. 426,407
10,248 Napco Security Technologies, Inc. 403,669
21,095 NVIDIA Corp. 3,678,968
3,360 Oracle Corp. 494,290
14,636,047
Materials - 1.2%
2,200 Balchem Corp. 372,856
930 Linde PLC 461,057
24,251 PureCycle Technologies, Inc.(a) 125,862
959,775
Real Estate - 1.4%
2,345 American Tower Corp. REIT 404,700
6,320 First Industrial Realty Trust, Inc. REIT 365,612
2,710 Sun Communities, Inc. REIT 341,352
1,111,664
Utilities - 1.6%
1,995 Atmos Energy Corp. 368,516
5,260 NextEra Energy, Inc. 488,549
4,475 The Southern Co. 431,927
1,288,992
Total Common Stocks (Cost $21,691,845) 46,423,645
Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 10.1%
Asset Backed Securities - 6.1%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(b) 153,417

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
BALANCED FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 85,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(b) $ 85,394
300,000 Avant Loans Funding Trust, 5.12%,
05/15/34(b) 300,618
9,349 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(b) 9,355
175,000 BofA Auto Trust, 5.31%, 06/17/30(b) 177,174
150,000 Capteris Equipment Finance, LLC,
4.95%, 09/20/33(b) 149,199
7,657 CCG Receivables Trust, 5.82%,
09/16/30(b) 7,675
46,962 CCG Receivables Trust, 4.99%,
03/15/32(b) 47,284
30,101 CCG Receivables Trust, 6.28%,
04/14/32(b) 30,387
229,412 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(b) 192,213
110,944 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(b) 89,240
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29(b) 285,827
65,493 Citizens Auto Receivables Trust, 5.84%,
01/18/28(b) 65,745
16,113 Commonbond Student Loan Trust,
3.87%, 02/25/46(b) 15,638
29,143 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(b) 26,751
200,000 FCCU Auto Receivables Trust, 5.18%,
05/15/31(b) 202,582
49,123 First Help Financial LLC, 4.94%,
11/15/30(b) 49,006
103,178 Foundation Finance Trust, 4.60%,
03/15/50(b) 102,717
190,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(b) 187,045
180,014 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(b) 180,945
36,347 GreenSky Home Improvement Trust,
5.67%, 06/25/59(b) 36,867
100,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(b) 101,706
142,492 GreenState Auto Receivables Trust,
5.19%, 01/16/29(b) 143,165
104,114 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(b) 104,477
100,000 Kubota Credit Owner Trust, 5.19%,
05/15/30(b) 101,861
105,000 M&T Equipment Notes, 4.94%,
08/18/31(b) 106,345
50,233 NMEF Funding, LLC, 5.15%,
12/15/31(b) 50,475
Principal
Amount
Security
Description Value
$ 54,781 North Texas Higher Education
Authority, Inc., 4.36%, 09/25/61(c) $ 54,385
38,953 Octane Receivables Trust, 5.80%,
07/20/32(b) 39,240
140,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(b) 141,747
122,671 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(b) 123,461
118,794 Progress Residential Trust, 1.52%,
07/17/38(b) 117,789
43,338 SLM Student Loan Trust, 5.80%,
04/15/29(c) 43,432
200,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(b) 201,776
135,000 SoFi Consumer Loan Program Trust,
4.67%, 08/15/34(b) 134,682
112,037 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(b) 100,485
100,000 Space Coast Credit Union, 4.78%,
12/15/31(b) 99,606
248,542 Space Coast Credit Union Auto
Receivables Trust, 5.11%,
06/15/29(b) 249,687
108,225 Tricon American Homes Trust, 1.48%,
11/17/39(b) 103,092
155,777 Truist Bank Auto Credit-Linked Notes,
4.73%, 09/26/33(b) 155,730
110,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(b) 107,618
66,460 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(b) 66,749
4,742,587
Non-Agency Commercial Mortgage Backed Securities - 2.6%
7,144 BX Commercial Mortgage Trust,
4.69%, 02/15/39(b)(c) 7,140
57,437 CD Commercial Mortgage Trust,
4.21%, 08/15/51 57,180
144,929 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 139,094
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(b) 190,084
150,000 IP 2025-IP Mortgage Trust, 5.25%,
06/10/42(b)(d) 151,169
143,799 KNDR 2021-KIND A, 4.74%,
08/15/38(b)(c) 143,080
130,000 Liberty Street Commercial Mortgage
Trust, 4.59%, 02/10/43(b)(d) 128,305
45,789 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(b)(d) 43,712
129,027 Tricon Residential Trust, 3.86%,
04/17/39(b) 127,836

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
BALANCED FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 50,959 TRTX Issuer, Ltd. CLO, 5.33%,
02/15/39(b)(c) $ 50,951
108,414 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 106,011
67,798 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(b)(d) 58,765
275,000 Wells Fargo Commercial Mortgage
Trust, 4.95%, 07/15/35(b)(d) 276,172
145,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 151,713
200,000 Wells Fargo Commercial Mortgage
Trust, 4.55%, 03/15/59 198,149
220,000 WSTN Trust, 6.30%, 07/05/37(b)(d) 222,250
2,051,611
Non-Agency Residential Mortgage Backed Securities - 1.4%
78,219 Angel Oak Mortgage Trust, 4.04%,
01/25/67(b)(d) 74,796
120,166 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(b)(d) 114,616
116,117 Chase Mortgage Finance Corp., 3.50%,
06/25/62(b)(d) 106,826
22,318 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(b)(d) 21,868
8,108 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(b)(d) 7,919
74,776 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(b)(d) 70,408
98,182 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(b)(e) 98,671
127,570 Ellington Financial Mortgage Trust,
4.91%, 12/25/60(b)(e) 126,352
100,000 Ellington Financial Mortgage Trust,
5.47%, 04/25/71(b)(e) 100,018
15,865 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(b)(d) 15,409
126,493 Onslow Bay Financial LLC, 3.00%,
02/25/52(b)(d) 114,870
76,742 Towd Point Mortgage Trust, 2.25%,
11/25/61(b)(d) 71,768
87,928 Woodward Capital Management,
5.65%, 01/25/45(b)(e) 88,357
98,867 Woodward Capital Management,
4.76%, 02/25/56(b)(e) 97,779
1,109,657
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $8,025,926) 7,903,855
Corporate Bonds - 11.4%
Communication Services - 0.8%
303,000 AT&T, Inc., 4.30%, 02/15/30 301,078
Principal
Amount
Security
Description Value
$ 319,000 Verizon Communications, Inc., 4.78%,
02/15/35 $ 308,757
609,835
Consumer Discretionary - 2.0%
105,000 Airbnb, Inc., 4.65%, 03/16/31 104,763
150,000 Amazon.com, Inc., 4.55%, 03/13/33 148,556
170,000 American Honda Finance Corp., 4.25%,
09/01/28 168,593
115,000 American Honda Finance Corp., 4.15%,
01/08/29 113,595
230,000 BMW Finance NV, 2.85%, 08/14/29(b) 217,743
200,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 202,256
330,000 McDonald's Corp., 2.13%, 03/01/30 303,093
335,000 The Walt Disney Co., 2.65%, 01/13/31 310,893
1,569,492
Consumer Staples - 1.1%
310,000 Dollar General Corp., 3.50%, 04/03/30 295,169
300,000 Mars, Inc., 4.80%, 03/01/30(b) 303,157
250,000 The Campbell's Co., 2.38%, 04/24/30 224,545
822,871
Energy - 0.4%
110,000 Energy Transfer LP, 5.55%, 05/15/34 112,009
245,000 Energy Transfer LP, 4.95%, 05/15/28 247,089
359,098
Financials - 4.0%
345,000 Bank of America Corp., 2.69%,
04/22/32(d) 312,645
326,000 CBRE Services, Inc., 2.50%, 04/01/31 291,276
300,000 Citigroup, Inc., 4.91%, 05/24/33(d) 298,642
250,000 Enact Holdings, Inc., 6.25%, 05/28/29 257,298
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 317,828
255,000 JPMorgan Chase & Co., 5.34%,
01/23/35(d) 258,914
45,000 JPMorgan Chase & Co., 2.74%,
10/15/30(d) 42,382
285,000 Morgan Stanley, 4.89%, 07/20/33(d) 283,181
225,000 Regions Financial Corp., 1.80%,
08/12/28 211,176
330,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(d) 298,039
210,000 U.S. Bancorp, 4.84%, 02/01/34(d) 207,538
145,000 Wells Fargo & Co., 5.21%, 12/03/35(d) 144,359
165,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(d) 152,621
3,075,899
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 111,011

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
BALANCED FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Industrials - 1.2%
$ 260,000 Agilent Technologies, Inc., 2.10%,
06/04/30 $ 235,299
100,000 AptarGroup, Inc., 4.75%, 03/30/31 99,106
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 255,886
175,000 Union Pacific Corp., 3.95%, 09/10/28 174,027
285,000 Waste Management, Inc., 1.50%,
03/15/31 247,633
1,011,951
Information Technology - 1.1%
70,000 Applied Materials, Inc., 1.75%,
06/01/30 63,004
75,000 Concentrix Corp., 6.50%, 03/01/29 72,949
225,000 Oracle Corp., 2.30%, 03/25/28 214,326
175,000 Paychex, Inc., 5.10%, 04/15/30 176,569
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 300,227
827,075
Real Estate - 0.2%
155,000 NNN REIT, Inc., 4.60%, 02/15/31 154,063
Utilities - 0.5%
85,000 Duke Energy Corp., 5.75%, 09/15/33 88,446
300,000 Exelon Corp., 5.13%, 03/15/31 305,339
393,785
Total Corporate Bonds (Cost $9,158,347) 8,935,080
Government & Agency Obligations - 16.2%
GOVERNMENT SECURITIES - 14.8%
Municipals - 0.0%
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 47,111
Treasury Inflation Index Securities - 0.4%
291,259 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 291,307
U.S. Treasury Securities - 14.4%
100,000 U.S. Treasury Note, 2.25%, 02/15/27 98,702
3,375,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,088,389
3,760,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 3,334,209
2,095,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 2,056,619
1,055,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 1,054,711
495,000 U.S. Treasury Note/Bond, 4.25%,
08/15/35 493,144
1,180,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,193,552
11,319,326
Principal
Amount
Security
Description Value
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 0.8%
$ 89,540 Federal Home Loan Mortgage Corp.,
5.50%, 04/25/36 $ 91,265
290,826 Federal Home Loan Mortgage Corp.,
5.00%, 08/25/50 290,876
24,068 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(e) 23,856
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29(g) 225,747
631,744
Federal National Mortgage Association - 0.5%
115,681 Federal National Mortgage Association,
6.78%, 07/25/32(d) 120,331
241,601 Federal National Mortgage Association,
5.00%, 07/25/36 241,803
900 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 897
64,686 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29(d) 63,747
426,778
Government National Mortgage Association - 0.1%
58,788 Government National Mortgage
Association, 3.50%, 01/20/69(d) 57,089
Total Government & Agency Obligations (Cost
$12,833,040) 12,773,355
Shares
Security
Description Value
Short-Term Investments - 3.2%
Investment Company - 3.2%
2,553,664 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.55%(h) 2,553,664
Total Short-Term Investments (Cost $2,553,664) 2,553,664
Investments, at value - 100.0% (Cost $54,262,822) 78,589,599
Other assets in excess of liabilities - 0.0% 627
NET ASSETS - 100.0% $ 78,590,226
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2026, the aggregate value of these liquid securities were $7,674,791 or
9.8% of net assets.
(c) Floating rate security. Rate presented is as of March 31, 2026.
(d) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2026.
(e) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2026.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
BALANCED FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

(g) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to
$225,747 or 0.3% of net assets.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.
CLO Collateralized Loan Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
SMALL/MID CAP FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.1%
Communication Services - 1.2%
1,853 Nexstar Media Group, Inc., Class A $ 335,078
Consumer Discretionary - 12.1%
2,778 Burlington Stores, Inc.(a) 903,906
919 Domino's Pizza, Inc. 329,728
3,735 Dorman Products, Inc.(a) 389,784
6,724 Ollie's Bargain Outlet Holdings, Inc.(a) 618,877
963 TopBuild Corp.(a) 338,302
9,784 Tractor Supply Co. 443,215
5,244 Wyndham Hotels & Resorts, Inc. 425,970
3,449,782
Consumer Staples - 3.2%
755 Casey's General Stores, Inc. 549,534
2,572 The Marzetti Co. 355,785
905,319
Energy - 4.1%
16,277 Northern Oil & Gas, Inc. 475,777
32,578 Permian Resources Corp., Class A 694,563
1,170,340
Financials - 17.4%
13,907 Atlantic Union Bankshares Corp. 497,036
2,672 Cullen/Frost Bankers, Inc. 366,278
345 Markel Group, Inc.(a) 660,354
10,832 Moelis & Co., Class A 617,424
10,746 Ryan Specialty Holdings, Inc. 362,570
11,292 Seacoast Banking Corp. of Florida 342,035
6,594 Selective Insurance Group, Inc. 497,122
6,795 SouthState Bank Corp. 628,673
9,051 Stifel Financial Corp. 669,050
2,916 UMB Financial Corp. 328,895
4,969,437
Health Care - 7.6%
11,809 AMN Healthcare Services, Inc.(a) 216,577
17,312 Concentra Group Holdings Parent, Inc. 371,342
14,826 Enovis Corp.(a) 337,292
3,362 ICON PLC(a) 372,039
4,597 Integer Holdings Corp.(a) 404,536
5,488 Revvity, Inc. 480,804
2,182,590
Industrials - 21.6%
5,632 AAON, Inc. 466,048
2,730 Broadridge Financial Solutions, Inc. 443,570
1,350 CACI International, Inc., Class A(a) 734,225
1,695 Carlisle Cos., Inc. 565,486
3,232 EnerSys 561,463
2,816 Enpro, Inc. 705,830
17,570 ExlService Holdings, Inc.(a) 535,007
3,908 Franklin Electric Co., Inc. 360,200
5,804 ICF International, Inc. 378,943
2,083 Lincoln Electric Holdings, Inc. 518,834
12,973 Robert Half, Inc. 329,514
Shares
Security
Description Value
18,748 Tetra Tech, Inc. $ 564,690
6,163,810
Information Technology - 16.3%
5,775 Blackbaud, Inc.(a) 222,973
9,812 Diodes, Inc.(a) 669,767
10,272 Dynatrace, Inc.(a) 379,859
2,543 Littelfuse, Inc. 862,967
2,830 Manhattan Associates, Inc.(a) 376,730
3,606 Onto Innovation, Inc.(a) 739,482
9,741 Power Integrations, Inc. 498,739
3,965 PTC, Inc.(a) 564,973
3,750 Qualys, Inc.(a) 329,437
4,644,927
Materials - 5.6%
2,838 AptarGroup, Inc. 357,645
2,299 Balchem Corp. 389,634
1,307 Reliance, Inc. 397,223
4,727 RPM International, Inc. 469,864
1,614,366
Real Estate - 6.9%
6,091 Agree Realty Corp. REIT 459,140
2,184 EastGroup Properties, Inc. REIT 404,237
1,595 Jones Lang LaSalle, Inc.(a) 485,390
4,928 Lamar Advertising Co., Class A REIT 624,180
1,972,947
Utilities - 3.1%
6,106 IDACORP, Inc. 872,975
Total Common Stocks (Cost $25,775,117) 28,281,571
Shares
Security
Description Value
Short-Term Investments - 1.1%
Investment Company - 1.1%
325,648 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.55%(b) 325,648
Total Short-Term Investments (Cost $325,648) 325,648
Investments, at value - 100.2% (Cost $26,100,765) 28,607,219
Other liabilities in excess of assets - (0.2)% (60,485)
NET ASSETS - 100.0% $ 28,546,734

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026
SMALL COMPANY FUND
Annual Report 2026
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.5%
Consumer Discretionary - 10.0%
104,118 Acushnet Holdings Corp. $ 9,732,951
48,945 Boot Barn Holdings, Inc.(a) 7,163,590
82,950 Dorman Products, Inc.(a) 8,656,662
99,641 Frontdoor, Inc.(a) 5,267,023
104,839 Monarch Casino & Resort, Inc. 10,022,608
72,356 Ollie's Bargain Outlet Holdings, Inc.(a) 6,659,646
83,737 Patrick Industries, Inc. 9,300,669
56,803,149
Consumer Staples - 2.5%
68,091 Interparfums, Inc. 6,185,387
59,919 The Marzetti Co. 8,288,595
14,473,982
Energy - 3.9%
32,836 Gulfport Energy Corp.(a) 6,947,112
513,694 Northern Oil & Gas, Inc. 15,015,276
21,962,388
Financials - 17.3%
366,807 Atlantic Union Bankshares Corp. 13,109,682
148,586 Cass Information Systems, Inc. 6,540,756
165,239 FB Financial Corp. 8,582,513
134,072 Mercantile Bank Corp. 6,770,636
272,311 Moelis & Co., Class A 15,521,727
213,074 Origin Bancorp, Inc. 8,834,048
472,730 Seacoast Banking Corp. of Florida 14,318,992
142,770 Selective Insurance Group, Inc. 10,763,430
153,372 Stewart Information Services Corp. 9,444,648
219,868 The Baldwin Insurance Group, Inc.,
Class A(a) 4,823,904
98,710,336
Health Care - 10.0%
107,309 Addus HomeCare Corp.(a) 10,049,488
344,727 AMN Healthcare Services, Inc.(a) 6,322,293
406,848 Concentra Group Holdings Parent, Inc. 8,726,890
142,250 CONMED Corp. 5,029,960
268,103 Enovis Corp.(a) 6,099,343
86,025 Integer Holdings Corp.(a) 7,570,200
155,431 Prestige Consumer Healthcare, Inc.(a) 9,212,395
312,988 Simulations Plus, Inc.(a) 3,699,518
56,710,087
Industrials - 21.5%
54,967 Alamo Group, Inc. 9,067,906
34,329 CSW Industrials, Inc. 8,945,451
56,820 EnerSys 9,870,770
71,488 Enpro, Inc. 17,918,467
84,097 ESCO Technologies, Inc. 23,662,373
307,465 ExlService Holdings, Inc.(a) 9,362,309
80,546 Franklin Electric Co., Inc. 7,423,925
119,713 ICF International, Inc. 7,816,062
201,077 Kforce, Inc. 5,879,491
164,747 Korn Ferry 10,370,824
Shares
Security
Description Value
51,210 McGrath RentCorp $ 5,647,439
23,521 Preformed Line Products Co. 6,368,311
122,333,328
Information Technology - 20.4%
47,504 Advanced Energy Industries, Inc. 15,330,016
237,264 Benchmark Electronics, Inc. 13,301,020
124,186 Blackbaud, Inc.(a) 4,794,821
410,039 Cohu, Inc.(a) 12,555,394
193,465 Diodes, Inc.(a) 13,205,921
109,162 ePlus, Inc. 8,214,441
31,035 Littelfuse, Inc. 10,531,727
307,105 LiveRamp Holdings, Inc.(a) 8,144,425
176,110 Power Integrations, Inc. 9,016,832
57,695 Qualys, Inc.(a) 5,068,506
489,015 Viavi Solutions, Inc.(a) 16,274,419
116,437,522
Materials - 4.2%
66,496 Balchem Corp. 11,269,742
105,147 Kaiser Aluminum Corp. 12,671,265
23,941,007
Real Estate - 4.9%
454,816 Marcus & Millichap, Inc. 12,093,558
322,236 NETSTREIT Corp. REIT 6,067,704
1,055,644 Sunstone Hotel Investors, Inc. REIT 9,511,352
27,672,614
Utilities - 3.8%
72,980 Chesapeake Utilities Corp. 9,222,483
88,421 IDACORP, Inc. 12,641,550
21,864,033
Total Common Stocks (Cost $398,834,973) 560,908,446
Shares
Security
Description Value
Short-Term Investments - 1.5%
Investment Company - 1.5%
8,552,619 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.55%(b) 8,552,619
Total Short-Term Investments (Cost $8,552,619) 8,552,619
Investments, at value - 100.0% (Cost $407,387,592) 569,461,065
Other assets in excess of liabilities - 0.0% 105,084
NET ASSETS - 100.0% $ 569,566,149

Annual Report 2026
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Assets:
Investments, at cost $ 218,682,799
Unrealized appreciation (depreciation) of investments
(544,011)
Total investments, at value 218,138,788
Receivable for capital shares issued 569,742
Receivable for investments sold –
Interest and dividends receivable 1,279,646
Prepaid expenses 17,290
Total Assets
220,005,466
Liabilities:
Distributions payable 421,976
Payable for investments purchased 870,373
Payable for capital shares redeemed 303,193
Accrued expenses and other payables:
Investment advisory fees 49,935
Administration fees payable to non-related parties 9,661
Administration fees payable to related parties 13,151
Shareholder service fees 1,486
Other fees 57,552
Total Liabilities
1,727,327
Net Assets
$ 218,278,139
Composition of Net Assets:
Paid-In Capital $ 227,201,652
Distributable earnings (8,923,513)
Net Assets
$ 218,278,139
Institutional Class:
Net assets 3,961,072
Shares of beneficial interest (See note 5 ) 437,590
Net asset value, offering and redemption price per share
$ 9.05
Institutional Plus Class:
Net assets 214,317,067
Shares of beneficial interest (See note 5 ) 23,602,245
Net asset value, offering and redemption price per share
$ 9.08

Annual Report 2026
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 181,323,748 $ 54,285,164 $ 54,262,822 $ 26,100,765 $ 407,387,592
(8,682,420) (1,120,631) 24,326,777 2,506,454 162,073,473
172,641,328 53,164,533 78,589,599 28,607,219 569,461,065
562,212 – 287 120,046 258,844
– – – 340,251 –
967,525 557,773 179,501 19,689 687,270
14,667 3,695 8,965 5,277 49,509
174,185,732 53,726,001 78,778,352 29,092,482 570,456,688
293,778 69,654 – – –
965,402 – 100,528 440,017 –
200,947 241,220 898 59,514 380,008
30,292 3,943 23,585 8,940 351,344
7,592 2,322 3,499 1,270 25,124
10,335 3,161 4,763 1,729 34,201
787 – 7,969 9 14,188
51,840 38,858 46,884 34,269 85,674
1,560,973 359,158 188,126 545,748 890,539
$ 172,624,759 $ 53,366,843 $ 78,590,226 $ 28,546,734 $ 569,566,149
$ 190,862,526 $ 55,614,595 $ 52,712,012 $ 28,842,787 $ 385,379,871
(18,237,767) (2,247,752) 25,878,214 (296,053) 184,186,278
$ 172,624,759 $ 53,366,843 $ 78,590,226 $ 28,546,734 $ 569,566,149
1,943,967 – 25,531,266 421,245 34,557,950
208,672 – 1,310,488 26,382 1,203,346
$ 9.32 $ – $ 19.48 $ 15.97 $ 28.72
170,680,792 53,366,843 53,058,960 28,125,489 535,008,199
18,328,949 5,783,313 2,782,620 1,772,167 18,512,553
$ 9.31 $ 9.23 $ 19.07 $ 15.87 $ 28.90

Annual Report 2026
Statements of Operations
For the Year Ended March 31, 2026

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Investment Income:
Interest $ 10,454,655
Dividend 82,583
Total Income
10,537,238
Expenses:
Investment advisory fees (Note 3) 1,134,686
Administration fees 275,338
Shareholder service fees - Institutional Class 8,579
Custodian fees 19,971
Chief compliance officer fees 22,056
Director fees 26,799
Registration and filing fees 6,563
Transfer agent fees 62,685
Other Fees 163,394
Total expenses before waivers 1,720,071
Expenses waived by adviser (Note 3)
(692,873)
Total Expenses
1,027,198
Net Investment Income (Loss)
9,510,040
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions 546,686
Change in unrealized appreciation (depreciation) on investments
(587,765)
Net realized and unrealized gain (loss) on investments
(41,079)
Net increase in net assets from operations
$ 9,468,961

Annual Report 2026
Statements of Operations
For the Year Ended March 31, 2026

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 7,015,909 $ 1,548,399 $ 1,219,529 $ – $ –
58,384 35,964 660,668 464,928 9,090,351
7,074,293 1,584,363 1,880,197 464,928 9,090,351
1,021,970 206,861 611,520 277,768 5,179,793
206,660 62,748 98,925 39,638 739,269
2,938 – 44,421 54 84,533
16,764 5,000 8,087 5,468 44,514
16,609 5,048 7,876 3,086 57,324
19,987 6,072 9,642 4,071 72,514
7,925 1,025 7,645 7,044 28,558
55,416 21,675 51,561 35,720 223,956
134,179 99,130 116,640 58,320 185,088
1,482,448 407,559 956,317 431,169 6,615,549
(658,801) (176,394) (304,917) (137,570) (703,234)
823,647 231,165 651,400 293,599 5,912,315
6,250,646 1,353,198 1,228,797 171,329 3,178,036
(424,929) (80,810) 5,727,414 (2,580,706) 38,497,278
1,338,267 1,029,985 1,001,735 3,506,640 19,702,609
913,338 949,175 6,729,149 925,934 58,199,887
$ 7,163,984 $ 2,302,373 $ 7,957,946 $ 1,097,263 $ 61,377,923

Annual Report 2026
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND INCOME FUND
For the Year
Ended
March 31, 2026
For the Year
Ended
March 31, 2025
For the Year
Ended
March 31, 2026
For the Year
Ended
March 31, 2025
Operations:
Net investment income $ 9,510,040 $ 8,965,901 $ 6,250,646 $ 5,976,797
Net realized gain (loss) on investment
transactions 546,686 (555,266) (424,929) (1,104,954)
Net change in unrealized appreciation
(depreciation) on investments (587,765) 4,456,950 1,338,267 3,682,813
Net increase (decrease) in net assets from operations
9,468,961 12,867,585 7,163,984 8,554,656
Distributions to Shareholders:
Institutional Class (173,989) (185,449) (65,748) (64,532)
Institutional Plus Class (9,602,735) (8,826,270) (5,771,107) (5,581,167)
Change in net assets from distributions to
shareholders
(9,776,724) (9,011,719) (5,836,855) (5,645,699)
Capital Transactions:
Proceeds from shares issued
Institutional Class 12,273 117,639 14,662 121,931
Institutional Plus Class 23,675,740 32,721,721 18,819,880 23,023,731
Proceeds from dividends reinvested
Institutional Class 147,715 151,166 65,711 63,985
Institutional Plus Class 4,428,014 3,799,784 2,371,994 2,129,531
Cost of shares redeemed
Institutional Class
(568,066) (1,233,701) (170,271) (414,432)
Institutional Plus Class
(36,292,092) (29,777,860) (21,596,306) (26,374,358)
Change in net assets from capital transactions
(8,596,416) 5,778,749 (494,330) (1,449,612)
Change in net assets
(8,904,179) 9,634,615 832,799 1,459,345
Net Assets:
Beginning of Year
227,182,318 217,547,703 171,791,960 170,332,615
End of Year
$ 218,278,139 $ 227,182,318 $ 172,624,759 $ 171,791,960
Share Transactions Institutional Class:
Shares issued 1,347 13,061 1,574 13,335
Shares reinvested 16,210 16,778 7,031 6,994
Shares redeemed
(62,238) (136,577) (18,116) (45,616)
Change in shares
(44,681) (106,738) (9,511) (25,287)
Share Transactions Institutional Plus Class:
Shares issued 2,591,328 3,620,664 2,007,006 2,522,562
Shares reinvested 484,379 420,305 253,915 232,609
Shares redeemed
(3,973,758) (3,299,039) (2,316,150) (2,886,011)
Change in shares
(898,051) 741,930 (55,229) (130,840)

Annual Report 2026
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE FUND BALANCED FUND SMALL/MID CAP FUND SMALL COMPANY FUND
For the Year
Ended
March 31, 2026
For the Year
Ended
March 31, 2025
For the Year
Ended
March 31, 2026
For the Year
Ended
March 31, 2025
For the Year
Ended
March 31, 2026
For the Year
Ended
March 31, 2025
For the Year
Ended
March 31, 2026
For the Year
Ended
March 31, 2025
$ 1,353,198 $ 1,220,296 $ 1,228,797 $ 1,196,755 $ 171,329 $ 100,212 $ 3,178,036 $ 2,886,189
(80,810) (213,221) 5,727,414 4,885,559 (2,580,706) 285,185 38,497,278 45,178,740
1,029,985 (293,846) 1,001,735 (2,032,570) 3,506,640 (4,503,243) 19,702,609 (67,827,996)
2,302,373 713,229 7,957,946 4,049,744 1,097,263 (4,117,846) 61,377,923 (19,763,067)
– – (2,470,325) (1,396,625) – – (2,467,629) (2,792,847)
(1,344,247) (1,203,214) (5,314,027) (2,854,033) (167,531) (51,220) (40,667,449) (47,888,708)
(1,344,247) (1,203,214) (7,784,352) (4,250,658) (167,531) (51,220) (43,135,078) (50,681,555)
– – 264,320 612,375 3,851 6,444 1,990,509 5,152,924
8,600,141 9,220,816 3,170,012 5,802,850 9,425,548 31,414,536 96,947,184 148,242,126
– – 2,336,334 1,289,899 – – 2,096,691 2,420,384
561,231 486,655 4,621,154 2,495,079 32,022 9,200 22,784,851 25,784,299
– – (3,618,730) (7,982,258) (14,855) (56,785) (10,321,759) (17,770,888)
(7,328,373) (13,855,148) (6,929,868) (6,667,975) (19,731,957) (3,154,276) (218,542,619) (192,996,008)
1,832,999 (4,147,677) (156,778) (4,450,030) (10,285,391) 28,219,119 (105,045,143) (29,167,163)
2,791,125 (4,637,662) 16,816 (4,650,944) (9,355,659) 24,050,053 (86,802,298) (99,611,785)
50,575,718 55,213,380 78,573,410 83,224,354 37,902,393 13,852,340 656,368,447 755,980,232
$ 53,366,843 $ 50,575,718 $ 78,590,226 $ 78,573,410 $ 28,546,734 $ 37,902,393 $ 569,566,149 $ 656,368,447
– – 12,928 30,500 241 389 68,981 164,275
– – 115,803 63,113 – – 74,010 75,074
– – (175,110) (394,061) (954) (3,464) (358,232) (571,689)
– – (46,379) (300,448) (713) (3,075) (215,241) (332,340)
933,901 1,011,304 160,508 292,130 601,348 1,761,239 3,374,535 4,725,483
60,884 53,470 233,876 124,418 1,950 512 799,749 794,585
(797,467) (1,520,070) (346,543) (335,180) (1,214,298) (187,938) (7,670,494) (6,222,988)
197,318 (455,296) 47,841 81,368 (611,000) 1,573,813 (3,496,210) (702,920)

Financial Highlights
For a Share Outstanding
Annual Report 2026

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Net
Asset
Value,
End
of Period
Total
Return
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
Net
Investment
Income
(Loss) to
Average
Net
Assets
Expense
to Average
Net
Assets
(b)
Portfolio
Turnover
SHORT-INTERMEDIATE BOND FUND
Institutional Class
03/31/26 $ 9.07 $ 0.36 $ (0.01) $ 0.35 $ (0.34) $ (0.03) $ 9.05 3.96% $ 3,961 0.65% 3.99% 1.52% 41%
03/31/25 8.91 0.35 0.16 0.51 (0.31) (0.04) 9.07 5.81 4,372 0.66 3.86 1.44 42
03/31/24 8.77 0.29 0.09 0.38 (0.24) (0.00)
(c)
8.91 4.45 5,247 0.64 3.26 1.33 48
03/31/23 9.00 0.18 (0.20) (0.02) (0.19) (0.02) 8.77 (0.13) 5,843 0.65 2.00 1.28 35
03/31/22 9.42 0.10 (0.36) (0.26) (0.15) (0.01) 9.00 (2.80) 7,873 0.65 1.07 1.09 40
Institutional Plus Class
03/31/26 9.09 0.38 0.00 0.38 (0.36) (0.03) 9.08 4.28 214,317 0.45 4.19 0.74 41
03/31/25 8.94 0.37 0.15 0.52 (0.33) (0.04) 9.09 5.91 222,810 0.45 4.07 0.74 42
03/31/24 8.80 0.30 0.10 0.40 (0.26) (0.00)
(c)
8.94 4.64 212,301 0.46 3.45 0.73 48
03/31/23 9.03 0.19 (0.19) 0.00 (0.21) (0.02) 8.80 0.05 246,064 0.48 2.17 0.74 35
03/31/22 9.45 0.12 (0.36) (0.24) (0.17) (0.01) 9.03 (2.64) 213,443 0.49 1.23 0.72 40
INCOME FUND
Institutional Class
03/31/26 9.24 0.33 0.05 0.38 (0.29) (0.01) 9.32 4.22 1,944 0.63 3.52 2.17 17
03/31/25 9.08 0.31 0.14 0.45 (0.28) (0.01) 9.24 5.06 2,016 0.61 3.39 2.16 16
03/31/24 9.17 0.29 (0.10) 0.19 (0.27) (0.01) 9.08 2.10 2,211 0.64 3.20 1.95 33
03/31/23 9.91 0.25 (0.73) (0.48) (0.25) (0.01) 9.17 — 2,564 0.63 2.67 1.79 27
03/31/22 10.56 0.18 (0.58) (0.40) (0.24) (0.01) 9.91 (3.92) 3,025 0.66 1.75 1.56 28
Institutional Plus Class
03/31/26 9.23 0.34 0.06 0.40 (0.31) (0.01) 9.31 4.37 170,681 0.48 3.67 0.85 17
03/31/25 9.08 0.32 0.13 0.45 (0.29) (0.01) 9.23 5.08 169,776 0.49 3.51 0.84 16
03/31/24 9.17 0.30 (0.10) 0.20 (0.28) (0.01) 9.08 2.25 168,121 0.49 3.35 0.84 33
03/31/23 9.91 0.26 (0.73) (0.47) (0.26) (0.01) 9.17 — 204,008 0.51 2.79 0.85 27
03/31/22 10.56 0.20 (0.59) (0.39) (0.25) (0.01) 9.91 (3.80) 173,910 0.53 1.88 0.83 28
NEBRASKA TAX-FREE FUND
Institutional Plus Class
03/31/26 9.05 0.24 0.18 0.42 (0.24) — 9.23 4.67 53,367 0.45 2.62 0.79 16
03/31/25 9.14 0.21 (0.09) 0.12 (0.21) — 9.05 1.28 50,576 0.45 2.29 0.78 18
03/31/24 9.20 0.19 (0.06) 0.13 (0.19) — 9.14 1.44 55,213 0.45 2.08 0.75 17
03/31/23 9.29 0.17 (0.09) 0.08 (0.17) — 9.20 0.91 57,118 0.44 1.87 0.74 19
03/31/22 9.86 0.15 (0.56) (0.41) (0.15) (0.01) 9.29 (4.17) 63,631 0.45 1.57 0.68 11
BALANCED FUND
Institutional Class
03/31/26 19.45 0.28 1.72 2.00 (0.27) (1.70) 19.48 10.02 25,531 0.92 1.39 1.34 21
03/31/25 19.51 0.27 0.68 0.95 (0.26) (0.75) 19.45 4.65 26,385 0.93 1.32 1.32 22
03/31/24 17.48 0.24 2.86 3.10 (0.23) (0.84) 19.51 18.18 32,335 0.95 1.32 1.31 19
03/31/23 19.37 0.18 (1.13) (0.95) (0.16) (0.78) 17.48 (4.63) 30,017 0.96 1.00 1.31 22
03/31/22 19.66 0.10 1.28 1.38 (0.10) (1.57) 19.37 6.65 34,743 1.00 0.48 1.28 23
Institutional Plus Class
03/31/26 19.08 0.31 1.70 2.01 (0.32) (1.70) 19.07 10.28 53,059 0.74 1.57 1.09 21
03/31/25 19.18 0.30 0.66 0.96 (0.31) (0.75) 19.08 4.78 52,189 0.76 1.49 1.08 22
03/31/24 17.21 0.27 2.82 3.09 (0.28) (0.84) 19.18 18.41 50,890 0.77 1.49 1.07 19
03/31/23 19.10 0.20 (1.10) (0.90) (0.21) (0.78) 17.21 (4.46) 42,137 0.79 1.17 1.08 22
03/31/22 19.43 0.14 1.25 1.39 (0.15) (1.57) 19.10 6.79 45,049 0.81 0.67 1.03 23

Financial Highlights
For a Share Outstanding
Annual Report 2026

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Net
Asset
Value,
End
of Period
Total
Return
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
Net
Investment
Income
(Loss) to
Average
Net
Assets
Expense
to Average
Net
Assets
(b)
Portfolio
Turnover
SMALL/MID CAP FUND
Institutional Class
03/31/26 $ 15.73 $ 0.08 $ 0.16 $ 0.24 $ — $ — $ 15.97 1.53% $ 421 0.91% 0.51% 5.61% 35%
03/31/25 16.49 0.07 (0.83) (0.76) — — 15.73 (4.61) 426 0.92 0.40 5.50 25
03/31/24 13.69 0.03 2.77 2.80 — — 16.49 20.45 498 0.93 0.22 5.71 23
03/31/23 14.89 0.04 (1.00) (0.96) — (0.24) 13.69 (6.45) 402 0.92 0.28 5.92 24
03/31/22 13.83 0.01 1.60 1.61 — (0.55) 14.89 11.58 296 0.95 0.04 33.98 22
Institutional Plus Class
03/31/26 15.73 0.08 0.16 0.24 (0.10) — 15.87 1.49 28,125 0.90 0.52 1.26 35
03/31/25 16.50 0.07 (0.82) (0.75) (0.02) — 15.73 (4.54) 37,476 0.90 0.42 1.34 25
03/31/24 13.73 0.04 2.77 2.81 (0.04) — 16.50 20.51 13,355 0.90 0.26 1.62 23
03/31/23 14.95 0.04 (1.01) (0.97) (0.01) (0.24) 13.73 (6.49) 14,009 0.91 0.30 1.76 24
03/31/22 13.86 0.01 1.63 1.64 — (0.55) 14.95 11.77 7,494 0.95 0.04 2.12 22
SMALL COMPANY FUND
Institutional Class
03/31/26 27.83 0.09 2.87 2.96 (0.07) (2.00) 28.72 10.76 34,558 1.18 0.31 1.40 31
03/31/25 30.70 0.05 (0.89) (0.84) — (2.03) 27.83 (3.64) 39,484 1.18 0.17 1.37 29
03/31/24 27.16 0.07 4.31 4.38 (0.06) (0.78) 30.70 16.26 53,758 1.17 0.24 1.34 27
03/31/23 31.88 0.09 (1.27) (1.18) (0.00)
(c)
(3.54) 27.16 (3.25) 51,987 1.17 0.32 1.35 37
03/31/22 33.85 0.04 3.14 3.18 — (5.15) 31.88 9.16 57,610 1.18 0.11 1.33 41
Institutional Plus Class
03/31/26 28.03 0.16 2.89 3.05 (0.18) (2.00) 28.90 11.00 535,008 0.96 0.54 1.07 31
03/31/25 30.92 0.12 (0.89) (0.77) (0.09) (2.03) 28.03 (3.43) 616,885 0.95 0.40 1.05 29
03/31/24 27.37 0.13 4.34 4.47 (0.14) (0.78) 30.92 16.50 702,223 0.95 0.46 1.06 27
03/31/23 32.12 0.16 (1.28) (1.12) (0.09) (3.54) 27.37 (3.02) 633,937 0.96 0.54 1.06 37
03/31/22 34.03 0.12 3.16 3.28 (0.04) (5.15) 32.12 9.41 686,847 0.96 0.33 1.05 41
(a) Per share data calculated using average share method.
(b) Ratios excluding contractual and voluntary waivers.
(c) Amount represents less than $0.005.

Notes to Financial Statements
March 31, 2026
Annual Report 2026

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The
Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Small/Mid Cap Fund
and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). The Short-Intermediate Bond Fund, Income Fund, Balanced
Fund, Nebraska Tax-Free Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the
Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and its role, the Adviser is deemed to be the Chief
Operating Decision Maker.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including

Notes to Financial Statements
March 31, 2026
Annual Report 2026

valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Financial Statements
March 31, 2026
Annual Report 2026

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2026, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 57,323,679 $ – $ 57,323,679
Non-Agency Commercial Mortgage Backed Securities – 24,008,580 – 24,008,580
Non-Agency Residential Mortgage Backed Securities – 15,073,843 – 15,073,843
Corporate Bonds – 64,112,256 – 64,112,256
Government & Agency Obligations – 57,069,553 – 57,069,553
Preferred Stocks 225,000 – – 225,000
Short-Term Investments 325,877 – – 325,877
Total $ 550,877 $ 217,587,911 $ – $ 218,138,788
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 9,140,932 $ – $ 9,140,932
Non-Agency Commercial Mortgage Backed Securities – 3,474,588 – 3,474,588
Non-Agency Residential Mortgage Backed Securities – 13,926,825 – 13,926,825
Corporate Bonds – 44,454,131 – 44,454,131
Government & Agency Obligations – 100,929,599 – 100,929,599
Short-Term Investments 715,253 – – 715,253
Total $ 715,253 $ 171,926,075 $ – $ 172,641,328
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 51,593,012 $ – $ 51,593,012
Short-Term Investments 1,571,521 – – 1,571,521
Total $ 1,571,521 $ 51,593,012 $ – $ 53,164,533
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 46,423,645 $ – $ – $ 46,423,645
Asset Backed Securities – 4,742,587 – 4,742,587
Non-Agency Commercial Mortgage Backed Securities – 2,051,611 – 2,051,611
Non-Agency Residential Mortgage Backed Securities – 1,109,657 – 1,109,657
Corporate Bonds – 8,935,080 – 8,935,080
Government & Agency Obligations – 12,773,355 – 12,773,355
Short-Term Investments 2,553,664 – – 2,553,664
Total $ 48,977,309 $ 29,612,290 $ – $ 78,589,599

Notes to Financial Statements
March 31, 2026
Annual Report 2026

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The
Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium, which may be to the earliest call date on certain callable debt securities or the accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Small/Mid Cap Fund and Small
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 28,281,571 $ – $ – $ 28,281,571
Short-Term Investments 325,648 – – 325,648
Total $ 28,607,219 $ – $ – $ 28,607,219
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 560,908,446 $ – $ – $ 560,908,446
Short-Term Investments 8,552,619 – – 8,552,619
Total $ 569,461,065 $ – $ – $ 569,461,065

Notes to Financial Statements
March 31, 2026
Annual Report 2026

Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a wholly-owned subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the
Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for the Balanced Fund, and 0.85% for each of the Small/Mid Cap Fund and Small
Company Fund. First National Advisers, LLC (“FNA” or “Sub-Adviser”), a wholly-owned subsidiary of FNBO, serves as the investment sub-
adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund and Balanced Fund. Sub-advisory fees paid to FNA are paid by Tributary. For the services provided and expenses assumed under the FNA Sub-Advisory Agreement, Tributary pays FNA a fee equal to
0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20%
of the average daily net assets of the Nebraska Tax-Free Fund, and 0.375% of the average daily net assets of the Balanced Fund.
Tributary has contractually agreed to waive advisory fees payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each Fund’s average daily net assets as follows.
Each Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that, but for waivers and/or reimbursements, would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its investment advisory fee. Such reimbursement by a Fund would be made monthly, but only so long as the net annual operating expenses of the Fund, after taking into account any reimbursement are equal to or less than the Fund’s then-current expense limitation and the expense limitation in effect at the time of the waiver or reimbursement. These fee waivers will continue through August 1, 2027, unless the Board approves a change in or elimination of the waiver.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the year ended March 31, 2026, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At March 31, 2026, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,950,269; Income Fund
– $1,896,934; Nebraska Tax-Free Fund – $514,866; Balanced Fund – $840,453; Small/Mid Cap Fund – $369,542; Small Company Fund –
$2,185,135.
Expense Caps
Short-Intermediate Bond Fund 0.45%
Income Fund 0.48
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.74
Small/Mid Cap Fund 0.90
Small Company Fund 0.96
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 691,421 $ 1,452 $ 692,873
Income Fund 657,711 1,090 658,801
Nebraska Tax-Free Fund 176,063 331 176,394
Balanced Fund 304,395 522 304,917
Small/Mid Cap Fund 137,361 209 137,570
Small Company Fund 699,338 3,896 703,234

Notes to Financial Statements
March 31, 2026
Annual Report 2026

U.S. Bank, N.A. serves as the custodian for each of the Funds. SS&C GIDS, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Co-Administrators”) serve as Co-Administrators of the Funds. Certain directors and officers of the
Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Funds. As compensation for its administrative services, each Co-Administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the year ended March 31, 2026, the Funds did not pay FNBO any fees. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the year ended March 31, 2026, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended March 31, 2026, were as follows:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at a “readily available market quotation:, which is defined as a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date
(provided that a quotation will not be readily available if it is not reliable).
For the year ended March 31, 2026, the Funds did not engage in securities transactions with affiliates.
Purchases Sales
Short-Intermediate Bond Fund $ 67,363,172 $ 73,447,925
Income Fund 18,937,216 18, 856 , 009
Nebraska Tax-Free Fund 9,891,650 8,156,450
Balanced Fund 13,851,716 20,748,772
Small/Mid Cap Fund 11,384,056 21,486,072
Small Company Fund 182,296,449 318,555,873
Purchases Sales
Short-Intermediate Bond Fund $ 24,297,668 $ 26,946,694
Income Fund 12,530,431 9,624,067
Nebraska Tax-Free Fund – 10,376
Balanced Fund 3,006,572 2,684,086
Small/Mid Cap Fund – –
Small Company Fund – –

Notes to Financial Statements
March 31, 2026
Annual Report 2026

5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to equalization and nondeductible excise tax. These reclassifications have no impact on net assets.
As of March 31, 2026, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2026, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund (195,953) 195,953
Small/Mid Cap Fund 134 (134)
Small Company Fund (2,684,030) 2,684,030
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Intermediate Bond Fund $ 218,208,928 $ 1,506,667 $ (1,576,807) $ (70,140)
Income Fund 181,516,136 1,204,325 (10,079,133) (8,874,808)
Nebraska Tax-Free Fund 54,283,829 153,975 (1,273,271) (1,119,296)
Balanced Fund 54,270,837 25,967,320 (1,648,558) 24,318,762
Small/Mid Cap Fund 26,961,959 4,566,747 (2,921,487) 1,645,260
Small Company Fund 417,679,990 178,893,485 (27,112,410) 151,781,075
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital
Loss Carry
Forward***
Short-Intermediate Bond Fund $ 1,338,125 $ – $ – $ (421,976) $ (70,140) $ (9,769,522)
Income Fund 827,557 – – (293,778) (8,874,808) (9,896,738)
Nebraska Tax-Free Fund 1,375 68,814 – (69,654) (1,119,296) (1,128,991)
Balanced Fund 38,798 – 1,520,654 – 24,318,762 –
Small/Mid Cap Fund 52,069 – – – 1,645,260 (1,993,382)
Small Company Fund 1,082,698 – 31,322,505 – 151,781,075 –
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, bond income accruals, return of capital paid by REIT securities and equity return of capital securities.
*** Capital loss carryforward includes deferred post October loss and late year ordinary losses.

Notes to Financial Statements
March 31, 2026
Annual Report 2026

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2025 and March 31, 2026.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2026 and March 31, 2025, were as follows:
At March 31, 2026, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
During the year ended March 31, 2026, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the year ended March 31, 2026. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. The federal returns are subject to examination by the Internal
Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that there were no other events that require adjustments to the financial statements or disclosure in the notes.
Net Ordinary Income* Tax Exempt Income Net Long Term Capital Gains** Total Distributions Paid***
2026 2025 2026 2025 2026 2025 2026 2025
Short-Intermediate Bond
Fund $ 9,764,152 $ 8,968,955 $ – $ – $ – $ – $ 9,764,152 $ 8,968,955
Income Fund 5,817,843 5,667,412 – – – – 5,817,843 5,667,412
Nebraska Tax-Free Fund 31,562 29,779 1,305,660 1,173,257 – – 1,337,222 1,203,036
Balanced Fund 1,214,163 1,443,672 – – 6,570,189 2,806,986 7,784,352 4,250,658
Small/Mid Cap Fund 167,531 51,220 – – – – 167,531 51,220
Small Company Fund 3,377,000 5,853,114 – – 39,758,078 44,828,441 43,135,078 50,681,555
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 967,325 $ 8,802,197 $ 9,769,522
Income Fund 1,616,248 8,280,490 9,896,738
Nebraska Tax-Free Fund 159,007 969,984 1,128,991
Small/Mid Cap Fund 1,167,572 825,810 1,993,382
Fund
Short-Intermediate Bond Fund $ 239,561

Report of Independent Registered Public Accounting Firm
Annual Report 2026

To the Shareholders and Board of Directors of
Tributary Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Tributary
Funds, Inc. comprising Tributary Short-Intermediate Bond Fund, Tributary Income Fund, Tributary Nebraska Tax-Free Fund, Tributary
Balanced Fund, Tributary Small/Mid Cap Fund, and Tributary Small Company Fund (the “Funds”) as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 26, 2026

Important Tax Information
March 31, 2026
(Unaudited)
Annual Report 2026

Other Federal Income Tax Information
The information reported below is for the year ended March 31, 2026. Foreign tax and qualified dividend information for the calendar year 2026 will be provided on your 2026 Form 1099-DIV.
For the year ended March 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the American
Taxpayer Relief Act of 2012. Complete information for calendar year 2026 will be reported in conjunction with your 2026 Form 1099-DIV.
For the year ended March 31, 2026, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Internal
Revenue Code (“Code”), as qualified dividends:
For the year ended March 31, 2026, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as distributions eligible for the dividends received deduction for corporations:
For the year ended March 31, 2026, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as qualified interest income exempt from U.S. tax for foreign shareholders:
For the year ended March 31, 2026, Balanced Fund designates 0.18% of its income dividends as short-term capital gain dividends exempt from U.S. tax for foreign shareholders and Nebraska Tax-Free Fund designates 97.64% of its income dividend distributed as tax-exempt dividends.
Qualified Dividend Income
Short-Intermediate Bond Fund 0.18%
Balanced Fund 41.62%
Small/Mid Cap Fund 100.00%
Small Company Fund 100.00%
Dividends Received
Deduction
Short-Intermediate Bond Fund 0.18%
Balanced Fund 40.03%
Small/Mid Cap Fund 100.00%
Small Company Fund 100.00%
Qualified Interest Income
Short-Intermediate Bond Fund 98.81%
Income Fund 96.43%
Balanced Fund 65.23%

Additional Fund Information
March 31, 2026
(Unaudited)
Annual Report 2026

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
At a special meeting of shareholders, held on November 7, 2025, shares were voted as follows on the Election of Directors and Director Nominees to the Board
proposal:
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A
For Withhold
David F. Larrabee 65,479,871 (99.67%) 217,446 (0.33%)
Donna M. Walsh 65,499,190 (99.70%) 198,127 (0.30%)
Stephen C. Wade 65,476,409 (99.66%) 220,908 (0.34%)
Brittany A. Fahrenkrog 62,178,003 (94.64%) 3,519,314 (5.36%)
Melissa K. Woodley 65,491,582 (99.69%) 205,735 (0.31%)

TF-ANR-0326
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, NE 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income
Fund, Nebraska Tax-Free Fund and
Balanced Fund only)
First National Advisers, LLC
14010 FNB Parkway
Omaha, NE 68154
Custodian
U.S. Bank, N.A.
1155 N. Rivercenter Dr.
MK-WI-S302
Milwaukee, WI 53212
Co-Administrators
Apex Fund Services
190 Middle Street
Portland, ME 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, NE 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022
Legal Counsel
Husch Blackwell LLP
14606 Branch Street, Suite 200
Omaha, NE 68154
Compliance Services
Foreside Fund Officer Services, LLC
190 Middle Street
Portland, ME 04101
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, MO 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of additional fund information filed under Item 7(a).
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Tributary Funds, Inc.
By:	/s/ Karen Shaw
Karen Shaw Treasurer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Stephen C. Wade
Stephen C. Wade President

Date:	May 26, 2026

By:	/s/ Karen Shaw
Karen Shaw Treasurer

Date:	May 26, 2026